                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6589

                                   FIRST FUNDS
                                   -----------
               (Exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Traci A. Thelen, Secretary
                                   First Funds
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
                             ----------------------
                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (303) 623-2577
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.     REPORTS TO SHAREHOLDERS

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

[GRAPHIC]

FIRSTFUNDS

ANNUAL REPORT - JUNE 30, 2003

[FIRST FUNDS LOGO]

[GRAPHIC]

                                                        LETTER FROM THE CHAIRMAN

DEAR SHAREHOLDERS:

Amid a mixture of economic indicators at the close of the 12-month period, many consumers appeared to be of two minds: discouraged about the current economic situation, yet optimistic about the future.

In the first half of 2003, several events occurred to offer hope for the U.S. economy. In June, the Bureau of Economic Analysis released data that showed personal income has continued to grow since January 2003, marked by a strong gain in May with a 0.3 percent increase. Concurrently, disposable incomes have also been escalating and could benefit from tax cuts under the Job and Growth Tax Relief Reconciliation Act (JGTRRA) of 2003.

Signed into law in May, the JGTRRA could provide $350 billion worth of tax reductions to Americans, including relief for individuals, married couples and parents. The new law also includes provisions to freeze the dividend tax at 15 percent for taxpayers in the top four tax brackets, and reduce the long-term capital gains tax rate to 15 percent from 20 percent.

In other good news, the Federal Reserve has maintained its accommodative monetary policy, which, as a result, allowed interest rates to remain at extremely low levels. In June, the Fed's Open Market Committee decreased its federal funds rate on overnight loans between banks to 1 percent from 1.25 percent, in a move to further stimulate the stagnant economy. The rate cut marked the 13th reduction by the Fed since 2001.

Yet, among these positive trends, pockets of weakness still persist. The unemployment rate rose to 6.4 percent in June, causing many to question the sustainability of economic activity moving forward. Additionally, real gross domestic product -- the output of goods and services produced by labor and property -- increased at an annual rate of 1.4 percent from January through March of 2003, which represented a much lower figure than many initially anticipated.

For the past 12 months, the stock market, as measured by the S&P 500 Index, was up 0.25% as of June 30, 2003. Bonds generally performed well and at the close of the past 12 months, the Lehman Brothers Aggregate Bond Index, a measure of the overall bond market, managed a 10.40% increase.

Along with the evolving economy and markets, First Funds has also undergone several new developments as we strive to better meet investor needs with the Portfolios we offer and the information we provide.

This past June, the shareholders of the First Funds Growth & Income Portfolio approved an amendment to the Portfolio's fundamental investment policy. Subsequently, the Trustees changed the fund's name to the Core Equity Portfolio. In fact, for several years, fund-rating services such as Morningstar and Lipper, Inc. have compared the Portfolio against other funds labeled large-cap blend and large-cap core.

Also in June, the shareholders of the Bond Portfolio approved the merger of the Bond Portfolio assets into the Intermediate Bond Portfolio. The primary reasons for the reorganization of the Funds are to seek future economies of scale and to eliminate certain costs associated with operating both Portfolios separately. Market trends and net shareholder activity were additional factors supporting the funds' merger.

In light of these changes and the changing markets, the First Funds portfolio managers attempt a strategy of discipline, patience and consistency with their security selections. The results of this approach are included within this annual report.

Thank you for your investment with First Funds.


Sincerely,

/s/ Richard C. Rantzow

Richard C. Rantzow
Chairman, Board of Trustees

[SIDENOTE]

FIRST FUNDS

-  Are NOT insured by the FDIC or any other governmental agency.

- Are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank National Association or any of its affiliates.

- Involve investment risks, including the possible loss of the principal amount invested.

- Although the MoneyMarket Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolios.

[GRAPHIC]

                                               FIRST FUNDS CORE EQUITY PORTFOLIO

CORE EQUITY PORTFOLIO MANAGERS
EDWARD GOLDSTEIN AND DAVID THOMPSON, CFA

[PHOTO OF EDWARD GOLDSTEIN AND DAVID THOMPSON]

MR. GOLDSTEIN is executive vice president of Memphis, Tennessee-based Highland Capital Management Corp., sub-adviser to the Portfolio. After graduating from Boston University in 1971, he went on to receive his MBA from Columbia University in 1976. Joining Goldman, Sachs & Company in New York in 1976, he became a vice president in the international department with responsibility for Japan, the Middle East and Latin America. Mr. Goldstein joined Highland Capital in 1989, and has been a portfolio manager for the Portfolio since 1994.

MR. THOMPSON is senior vice president with Highland Capital Management Corp. and is a Chartered Financial Analyst. After graduating from the University of Mississippi in 1981, he worked as an analyst for Gulf Oil for three years, then went on to receive his MBA from the University of North Carolina in 1986. With nine years of experience managing both individual and institutional investment portfolios at major regional banks, Mr. Thompson joined Highland Capital's equity team in 1995.

FISCAL YEAR REVIEW
MARKET REVIEW AND PORTFOLIO UPDATE

For the year ended June 30, 2003, the Portfolio's benchmark, the S&P 500 Index, gained a mere 0.25%. While only marginally positive, it still marked a welcome reprieve from the negative stock market returns of 2000, 2001 and 2002. Throughout the year, volatility ruled equities as evidenced by S&P 500 Index performance ranging from a loss of 17.27% in the third calendar quarter of 2002, to a gain of 15.39% in the second calendar quarter of 2003. July through September of 2002 actually registered as the market's worst quarter since the fourth quarter of 1987, as the slowing economy in the middle of 2002 caused earnings estimates to be cut, resulting in poor equity performance. However, the market recovered from this decline from October through December of 2002 to produce a gain of 8.43% for the index.

Compared to the S&P 500, the Portfolio continues to be overweighted in the financial and consumer discretionary sectors which both performed well during the last six months. Consumer discretionary holdings, particularly retail stocks such as Home Depot, Inc., Federated Department Stores, Inc., and Costco Wholesale Corp., rose significantly in the first half of 2003. This was in part due to improved consumer confidence post-Iraqi war and to consumers who took savings from home refinancings to continue purchasing goods.

Detractors from performance during the period were Schering-Plough Corp. (-21%) and American International Group, Inc. (-19%). Additionally, the Portfolio is underweighted versus the index in information technology, consumer staples, and industrials. Although the technology sector has been the best performing sector of the market in 2003, we view the valuations on a number of the technology stocks as being excessive at current price levels.

In the first half of 2003, the stock market has moved substantially higher as corporate earnings have improved. Yet it's important to note that we do not attempt to predict future market movements. Instead, our investment strategy is based on finding stocks at attractive valuations that we feel have strong financial characteristics and earnings per share growth rates, regardless of market conditions.

INDUSTRY BREAKDOWN AND PERFORMANCE
                                                             AS OF JUNE 30, 2003

Financials                              30.6%
     Diversified Financials     13.3%
     Insurance                  11.5%
     Banks                       5.8%
Consumer Discretionary                  15.7%
Healthcare                              14.3%
Information Technology                  12.7%
Consumer Staples                        10.6%
Industrials                              5.0%
Telecommunications                       4.9%
Money Market Mutual Funds                3.4%
Energy                                   2.8%

                    CUMULATIVE          AVERAGE ANNUAL
                   TOTAL RETURN*         TOTAL RETURN*

                      SINCE                              SINCE
                    INCEPTION     1 YEAR    5 YEAR     INCEPTION
Class I              206.23%       2.76%     1.71%       11.95%

Class A              182.97%      (3.32)%    0.25%       11.06%

Class B              175.79%      (3.24)%    0.23%       10.76%

Class C              175.79%       0.72%     0.66%       10.77%

S&P 500              160.32%       0.25%    (1.60)%      10.13%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS CORE EQUITY PORTFOLIO (CLASS I) AND THE S&P 500.

                                 GROWTH & INCOME
                                PORTFOLIO (CLASS I)                S&P 500
8/2/1993                               750,000                      750,000
                                       780,000                      774,750
                                       776,256                      768,784
                                       783,786                      784,698
                                       783,786                      777,244
                                       804,164                      786,648
                                       839,789                      813,394
                                       824,588                      791,351
                                       797,130                      756,848
                                       810,123                      766,536
                                       823,085                      779,107
6/30/1994                              805,553                      760,019
                                       830,042                      784,948
                                       872,208                      817,131
                                       854,589                      797,111
                                       867,408                      815,046
                                       835,314                      785,378
                                       846,591                      797,002
                                       872,497                      817,644
                                       896,839                      849,532
                                       922,040                      874,594
                                       945,645                      900,394
                                       974,203                      936,410
6/30/1995                            1,000,410                      958,134
                                     1,036,420                      989,945
                                     1,036,420                      992,419
                                     1,052,070                    1,034,300
                                     1,033,980                    1,030,580
                                     1,080,090                    1,075,820
                                     1,096,400                    1,096,580
                                     1,140,810                    1,133,860
                                     1,158,260                    1,144,410
                                     1,190,580                    1,155,400
                                     1,202,840                    1,172,380
                                     1,237,720                    1,202,630
6/30/1996                            1,235,990                    1,207,200
                                     1,187,910                    1,153,840
                                     1,216,780                    1,178,190
                                     1,272,990                    1,244,520
                                     1,307,230                    1,278,870
                                     1,400,440                    1,375,550
                                     1,380,690                    1,348,310
                                     1,467,260                    1,432,580
                                     1,454,200                    1,443,760
                                     1,424,390                    1,384,420
                                     1,467,270                    1,467,070
                                     1,555,890                    1,556,410
6/30/1997                            1,592,300                    1,626,140
                                     1,728,760                    1,755,580
                                     1,669,810                    1,657,270
                                     1,786,030                    1,748,090
                                     1,742,800                    1,689,700
                                     1,834,820                    1,767,930
                                     1,879,780                    1,798,340
                                     1,895,380                    1,818,300
                                     2,007,590                    1,949,400
                                     2,117,000                    2,049,210
                                     2,114,040                    2,069,910
                                     2,053,360                    2,034,310
6/30/1998                            2,110,240                    2,116,900
                                     2,069,090                    2,094,250
                                     1,783,970                    1,791,420
                                     1,913,310                    1,906,250
                                     2,065,230                    2,061,230
                                     2,179,020                    2,186,140
                                     2,307,580                    2,312,060
                                     2,384,190                    2,409,400
                                     2,385,150                    2,334,230
                                     2,465,770                    2,427,600
                                     2,536,530                    2,521,540
                                     2,522,330                    2,462,040
6/30/1999                            2,652,480                    2,598,680
                                     2,612,960                    2,517,600
                                     2,557,300                    2,505,010
                                     2,552,440                    2,436,370
                                     2,770,170                    2,590,600
                                     2,765,180                    2,643,180
                                     2,823,250                    2,798,870
                                     2,748,570                    2,658,370
                                     2,659,170                    2,608,120
                                     2,905,850                    2,863,200
                                     2,835,670                    2,777,020
                                     2,894,530                    2,720,090
6/30/2000                            2,868,500                    2,787,270
                                     2,854,910                    2,743,790
                                     3,012,320                    2,914,180
                                     3,012,310                    2,760,310
                                     3,143,730                    2,748,720
                                     3,031,570                    2,532,120
                                     3,124,150                    2,544,530
                                     3,109,830                    2,634,860
                                     2,961,500                    2,394,560
                                     2,784,550                    2,242,980
                                     2,905,620                    2,417,260
                                     2,936,860                    2,433,460
6/30/2001                            2,848,320                    2,374,320
                                     2,822,270                    2,351,060
                                     2,675,100                    2,203,880
                                     2,518,890                    2,026,030
                                     2,554,110                    2,064,720
                                     2,725,000                    2,223,090
                                     2,739,520                    2,242,650
                                     2,739,520                    2,242,650
                                     2,637,530                    2,209,910
                                     2,545,450                    2,167,260
                                     2,641,780                    2,248,750
                                     2,471,710                    2,112,470
                                     2,439,110                    2,096,840
6/30/2002                            2,235,040                    1,947,540
                                     2,046,310                    1,795,830
                                     2,090,300                    1,807,500
                                     1,837,660                    1,611,210
                                     1,994,000                    1,752,840
                                     2,129,020                    1,855,900
                                     2,005,640                    1,746,960
                                     1,984,300                    1,701,360
                                     1,972,920                    1,675,840
                                     1,985,700                    1,692,100
                                     2,194,950                    1,831,360
                                     2,305,980                    1,927,690
6/30/2003                           $2,296,716                   $1,952,363

PLEASE NOTE: CLASS I INCEPTION IS AUGUST 2, 1993. MINIMUM INVESTMENT FOR CLASS I IS $750,000. THE GRAPH AND THE PERFORMANCE TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

*TOTAL RETURNS ARE FOR THE PERIOD ENDED 06/30/2003 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT, AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. CLASS I INCEPTION DATE IS 8/2/1993. ON 12/9/1993, THE PORTFOLIO COMMENCED SALES OF CLASS C SHARES, WHICH INCLUDE A ..75% DISTRIBUTION FEE AND A .25% SHAREHOLDER SERVICES FEE. PERFORMANCE INFORMATION PRIOR TO 12/9/1993 FOR CLASS C SHARES IS BASED ON THE PERFORMANCE OF CLASS I SHARES AND DOES NOT REFLECT THE EFFECTS OF THESE FEES, WHICH, IF INCLUDED, WOULD LOWER CLASS C PERFORMANCE. QUOTATION OF CLASS C PERFORMANCE REFLECTS A 1% DEFERRED SALES LOAD APPLIED TO REDEMPTIONS MADE DURING THE FIRST YEAR AFTER PURCHASE. WITHOUT THIS LOAD, THE FIGURES QUOTED WOULD HAVE BEEN 1.72% FOR 1 YEAR. THE PORTFOLIO COMMENCED SALES OF CLASS A SHARES ON 12/20/1995, WHICH INCLUDE A .25% SHAREHOLDER SERVICES FEE. CLASS A PERFORMANCE SHOWN IS BASED ON A MAXIMUM 5.75% INITIAL SALES CHARGE. PERFORMANCE INFORMATION FOR CLASS A SHARES PRIOR TO THEIR INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES AND DOES NOT REFLECT THE EFFECTS OF THESE FEES WHICH, IF INCLUDED, WOULD LOWER CLASS A PERFORMANCE. THE PORTFOLIO COMMENCED SALES OF CLASS B SHARES ON 8/3/1999. THESE SHARES INCLUDE A 1.00% DISTRIBUTION FEE. PERFORMANCE INFORMATION FOR CLASS B SHARES PRIOR TO THEIR INCEPTION REFLECT APPLICABLE CLASS C AND CLASS I PERFORMANCE DATA. CLASS B PERFORMANCE SHOWN IS NET OF CDSC. CLASS B SHARES OF THE PORTFOLIO ARE SUBJECT TO A 5.00% CDSC WHICH DECLINES TO 0.00% FOR SHARES HELD UP TO SIX YEARS.

[GRAPHIC]

                                      FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO

CAPITAL APPRECIATION PORTFOLIO MANAGERS
PORTFOLIO MANAGEMENT TEAM

[PHOTO]

A team of Portfolio Managers is responsible for the day-to-day operations of the Portfolio. The team is lead by Gerald S. Frey, Managing Director/Chief Investment Officer, growth equities of Delaware Investments who has 23 years of professional experience.

Other team members: MARSHALL T. BASSETT, Senior Vice President/Portfolio Manager, Consumer and Retail Sector Specialty; JOHN A. HEFFERN, Senior Vice President/Portfolio, Business & Financial Services Sector; FRANCIS J. HOUGHTON, JR. (not pictured), Senior Vice President/Portfolio Manager, Healthcare Sector Specialty; Jeffrey W. Hynoski, Vice President/Portfolio Manager, Technology Sector Specialty; STEVEN T. LAMPE, Vice President/Portfolio Manager, Healthcare Sector Specialty; and LORI P. WACHS, Vice President/Portfolio Manager, Consumer & Retail Sector Specialty.

FISCAL YEAR REVIEW
MARKET REVIEW AND PORTFOLIO UPDATE

After many periods of declining stock prices since March 2000, the Portfolio's benchmark, the Russell 2000 Growth Index, was decidedly positive for the first six months of 2003. From January through June, the index showed a gain of 18.82% due in part to stronger corporate earnings, the conclusion of major combat in the Iraqi war and Congress' fiscal stimulus package. However, despite the rally, the index fell 0.18% for the year ended June 30, 2003.

The main catalyst behind the Portfolio's strong performance was individual stock selection in a variety of sectors. Inspire Pharmaceuticals, Inc. was the Portfolio's biggest contributor to returns, as it rose more than 150% during the year based on positive results regarding several of its drugs in development. Coach, Inc. was also a solid performer during the past year, rising over 80%, as it continued to post strong earnings and sales gains. Additionally, stocks with exposure to the housing market, such as American Home Mortgage Holdings and WCI Communities, did well during the period as these companies benefited from the current low interest rate environment.

First Horizon Pharmaceuticals was the Portfolio's worst performer during the year as it declined after drastically lowering its future sales and earnings guidance. Wet Seal also did poorly as it lowered guidance during the 12-month period. As a result, we sold the Portfolio's positions in both stocks.

Looking forward, we are encouraged by the market's recent strength. We feel that the next few months will be critical in determining whether the current rally can be sustained as many companies, particularly technology-related stocks, will be expected to live up to the current high expectations surrounding their future prospects.

As we enter the new year, we will continue to rely on our sector experienced team management approach to help us manage the Portfolio and select small company stocks that, we believe, appear poised for future growth.

INDUSTRY BREAKDOWN AND PERFORMANCE
                                                             AS OF JUNE 30, 2003

Healthcare                              20.2%
Financials                              18.5%
Consumer Services                       16.6%
Technology                              12.6%
Consumer Non-Durables                   11.3%
Business Services                        6.4%
Energy                                   4.0%
U.S. Government & Agency Obligations     3.6%
Transportation                           2.9%
Consumer Durables                        2.4%
Capital Goods                            1.5%

                      CUMULATIVE            AVERAGE ANNUAL
                     TOTAL RETURN*           TOTAL RETURN*

                      SINCE                            SINCE
                    INCEPTION    1 YEAR    5 YEAR    INCEPTION
Class I               21.01%      13.82%     2.41%       3.33%

Class A                6.34%       6.95%     0.86%       1.08%

Class B                7.91%       7.63%     1.09%       1.33%

Class C                7.85%      11.65%     1.27%       1.32%

Russell 2000
Growth Index         (16.46)%     (0.17)%   (4.39)%     (3.04)%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO (CLASS I) AND THE RUSSELL 2000 GROWTH INDEX.

                                CAPITAL APPRECIATION             RUSSELL 2000
                                 PORTFOLIO (CLASS I)             GROWTH INDEX
                                       750,000                      750,000
9/2/1997                               788,250                      809,850
                                       728,974                      761,259
                                       720,007                      743,141
                                       742,543                      743,587
                                       745,514                      733,697
                                       816,785                      798,483
                                       861,790                      832,019
                                       863,255                      837,094
                                       808,524                      776,238
6/30/1998                              805,533                      784,155
                                       750,032                      718,678
                                       597,025                      552,807
                                       611,294                      608,862
                                       657,813                      640,645
                                       694,585                      690,359
                                       754,389                      752,836
                                       728,212                      786,714
                                       670,537                      714,729
                                       691,324                      740,174
                                       722,088                      805,531
                                       750,538                      806,820
6/30/1999                              789,791                      849,339
                                       772,100                      823,095
                                       748,242                      792,311
                                       745,923                      807,603
                                       762,855                      828,277
                                       831,283                      915,826
                                       964,288                    1,077,290
                                       947,371                    1,067,270
                                     1,184,210                    1,315,620
                                     1,224,200                    1,177,350
                                     1,116,540                    1,058,440
                                     1,008,890                      965,718
6/30/2000                            1,112,700                    1,090,490
                                     1,114,240                      997,033
                                     1,189,600                    1,101,920
                                     1,181,140                    1,047,160
                                     1,122,700                      962,127
                                       971,978                      787,405
                                     1,059,560                      835,594
                                     1,055,590                      903,193
                                       925,503                      779,365
                                       831,165                      708,521
                                       897,698                      795,244
                                       963,238                      813,694
6/30/2001                              991,043                      836,884
                                       879,824                      765,498
                                       832,158                      717,654
                                       723,918                      601,825
                                       794,423                      659,720
                                       842,089                      714,807
                                       921,531                      759,340
                                       883,796                      732,307
                                       831,165                      684,927
                                       889,754                      744,447
                                       879,824                      728,367
                                       847,054                      685,757
6/30/2002                              797,402                      627,605
                                       697,106                      530,640
                                       702,072                      530,056
                                       662,350                      491,998
                                       697,106                      507,742
                                       762,646                      553,033
                                       734,842                      522,284
                                       716,967                      512,642
                                       698,099                      498,647
                                       724,911                      505,678
                                       797,402                      553,262
                                       887,768                      615,228
6/30/2003                              907,629                      626,548

Please note: Class I inception is September 2, 1997. Minimum investment for Class I is $750,000. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

*TOTAL RETURNS ARE FOR THE PERIOD ENDED 06/30/2003 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. CLASS I INCEPTION DATE IS 9/2/1997. THE PORTFOLIO COMMENCED SALES OF CLASS A SHARES ON 10/2/1997. THESE SHARES INCLUDE A .25% SHAREHOLDER SERVICES FEE. CLASS A PERFORMANCE SHOWN IS BASED ON A MAXIMUM 5.75% INITIAL SALES CHARGE. ON 10/2/1997, THE PORTFOLIO COMMENCED SALES OF CLASS C SHARES, WHICH INCLUDE A .75% DISTRIBUTION FEE AND A .25% SHAREHOLDER SERVICES FEE. QUOTATION OF CLASS C PERFORMANCE REFLECTS A 1% DEFERRED SALES LOAD APPLIED TO REDEMPTIONS MADE DURING THE FIRST YEAR AFTER PURCHASE. WITHOUT THIS LOAD, THE FIGURES QUOTED WOULD HAVE BEEN 12.65% FOR 1 YEAR. THE PORTFOLIO COMMENCED SALES OF CLASS B SHARES ON 8/3/1999. THESE SHARES INCLUDE A 1.00% DISTRIBUTION FEE. CLASS B SHARES OF CAPITAL APPRECIATION PRIOR TO THEIR INCEPTION REFLECT APPLICABLE CLASS C PERFORMANCE DATA. CLASS B PERFORMANCE SHOWN IS NET OF CDSC. CLASS B SHARES OF THE PORTFOLIO ARE SUBJECT TO A 5.00% CDSC WHICH DECLINES TO 0.00% FOR SHARES HELD UP TO SIX YEARS.

[GRAPHIC]

                                         FIRST FUNDS INTERMEDIATE BOND PORTFOLIO

INTERMEDIATE BOND PORTFOLIO MANAGERS
RALPH W. HERBERT, TED L. FLICKINGER, JR. AND MICHAEL W. HOLT

[PHOTO OF RALPH W. HERBERT, TED L. FLICKINGER, JR. AND MICHAEL W. HOLT]

MR. HERBERT is vice president for Martin & Company, the sub-adviser to the Portfolio. He is a graduate of the University of Tennessee and in 1979 he began his career with First American Bank. In 1987 he joined Culver Securities as a municipal debt underwriter and two years later became portfolio manager for Valley Fidelity Bank. That bank merged with First Tennessee Bank in 1991. Mr. Herbert joined Martin & Company in 1998 when the firm became a subsidiary of First Tennessee National Corporation.

MR. FLICKINGER is executive vice president for Martin & Company and is a Chartered Financial Analyst. Prior to joining the firm in 1990, he was an assistant manager of the investment department of Home Federal Bank of Tennessee for six years. His 22-year career includes management positions in the investment departments of the Park National Bank and Fidelity Federal Savings and Loan of Knoxville.

MR. HOLT is a Chartered Financial Analyst, holds an MBA and is senior vice president for Martin & Company. Prior to joining the firm in 2002, he was senior vice president fixed income portfolio manager and head of fixed income research for Wachovia Asset Management. Mr. Holt's 17-year investment career also included being a fixed income portfolio manager with Third National Bank (now Sun Trust) and a fixed income account representative with Morgan Keegan & Company.

FISCAL YEAR REVIEW
MARKET REVIEW AND PORTFOLIO UPDATE

During the past 12 months, volatility remained pronounced throughout the bond market. The 10-year Treasury rate, for example, ranged from 4.18% to 3.56% during the January through March quarter, equating to a 4.89% swing in its price.

In the first half of the 12-month period, the cut in the federal funds rate by 0.50% helped push short-term rates lower. The Federal Reserve then met in the fourth quarter to decide further reductions. At the May meeting, the Fed left the federal funds rate unchanged at 1.25%. At the June meeting, however, the Fed cut the federal funds rate by 0.25% to 1.00%.

During the first quarter, we shortened the Portfolio's duration to 85% of the fund's benchmark, the Lehman Brothers Government/Credit Index, and ended the quarter with the duration at 3.0 years. At that time, the average credit quality was AA3. The Portfolio then remained at 85% of the duration of the index throughout the second quarter.

With real rates at low levels, we believed a reduced level of interest rate risk was warranted. During the third quarter of the 12-month period, the fund was shortened to a duration of 82% of the index. The Portfolio also had no allocation to the Treasury market since agency and corporate bonds offered higher yields than Treasuries during the quarter.

At the beginning of June, we cut the Portfolio's targeted duration to 80% from 82% of the index to further reduce the Portfolio's interest rate exposure. We also reduced the Portfolio's exposure to the agency market, targeting sales of Federal Home Loan Mortgage Corporation bonds. As of June 30, 2003, the Portfolio had an average credit quality of AA1. Currently, we target a market-weighted position in Freddie Mac and an over-weighted position in other U.S. agencies and has an average credit quality of AA1.

INDUSTRY BREAKDOWN AND PERFORMANCE
                                                             AS OF JUNE 30, 2003

U.S. Government & Agency Obligations          58.0%
Financials                                    25.8%
     Broker/Dealers                    10.3%
     Banks                              7.1%
     Financial Services                 6.2%
     Insurance                          2.2%
Industrials                                   12.4%
MoneyMarket Mutual Funds                       3.1%
Utilities                                      0.7%

                         CUMULATIVE           AVERAGE ANNUAL
                        TOTAL RETURN*          TOTAL RETURN*

                      SINCE                              SINCE
                    INCEPTION     1 YEAR    5 YEAR     INCEPTION
Class I               45.40%       9.35%     7.31%        7.27%

Class A               38.51%       5.23%     6.29%        6.32%

Class B               37.03%       4.61%     6.15%        6.35%

Class C               37.94%       7.54%     6.45%        6.49%

Lehman Bros.
Intermediate
Gov't/Credit Index    47.71%      10.82%     7.64%        7.59%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS INTERMEDIATE BOND PORTFOLIO (CLASS I) AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX.

                                  INTERMEDIATE BOND       LEHMAN BROTHERS INTERMEDIATE
                                 PORTFOLIO (CLASS I)          GOV'T/CREDIT INDEX
3/2/1998                               750,000                      750,000
                                       752,100                      752,400
                                       755,785                      756,162
                                       761,832                      761,682
6/30/1998                              766,250                      766,557
                                       768,472                      769,240
                                       779,923                      781,317
                                       795,131                      800,928
                                       794,893                      800,127
                                       795,528                      800,047
                                       798,870                      803,247
                                       802,784                      807,665
                                       794,435                      795,792
                                       799,202                      801,761
                                       800,640                      804,246
                                       794,876                      798,053
6/30/1999                              793,842                      798,612
                                       792,890                      797,893
                                       793,603                      798,532
                                       801,698                      805,958
                                       803,141                      808,053
                                       804,507                      809,104
                                       801,047                      806,434
                                       798,241                      803,450
                                       803,616                      810,038
                                       811,796                      818,463
                                       811,438                      816,580
                                       812,061                      817,887
6/30/2000                              825,426                      832,282
                                       831,178                      838,607
                                       842,155                      848,503
                                       850,465                      856,224
                                       855,416                      860,163
                                       868,197                      871,861
                                       886,416                      887,903
                                       898,475                      902,465
                                       906,746                      911,038
                                       913,454                      918,053
                                       911,215                      915,666
                                       915,320                      920,794
6/30/2001                              918,509                      924,201
                                       936,282                      943,424
                                       944,954                      952,858
                                       963,716                      966,770
                                       977,960                      982,819
                                       968,118                      972,990
                                       963,607                      967,639
                                       968,635                      972,671
                                       974,521                      980,355
                                       958,654                      965,453
                                       974,097                      981,383
                                       987,639                      991,197
6/30/2002                              997,445                      999,721
                                     1,013,900                    1,011,520
                                     1,024,570                    1,026,590
                                     1,039,150                    1,044,970
                                     1,038,150                    1,040,890
                                     1,037,100                    1,039,950
                                     1,055,870                    1,062,620
                                     1,053,810                    1,062,520
                                     1,068,620                    1,077,500
                                     1,067,400                    1,078,580
                                     1,074,180                    1,086,770
                                     1,091,970                    1,108,620
6/30/2003                           $1,090,659                    1,107,840

PLEASE NOTE: CLASS I INCEPTION IS MARCH 2, 1998. MINIMUM INVESTMENT FOR CLASS I IS $750,000. THE GRAPH AND THE PERFORMANCE TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

*TOTAL RETURNS ARE FOR THE PERIOD ENDED 06/30/2003 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. CLASS I INCEPTION DATE IS 3/2/1998. THE PORTFOLIO COMMENCED SALES OF CLASS A SHARES ON 3/9/1998. THESE SHARES INCLUDE A .25% SHAREHOLDER SERVICES FEE. CLASS A PERFORMANCE SHOWN IS BASED ON A MAXIMUM 3.50% INITIAL SALES CHARGE. ON 5/19/1998, THE PORTFOLIO COMMENCED SALES OF CLASS C SHARES, WHICH INCLUDE A .50% DISTRIBUTION FEE AND A .25% SHAREHOLDER SERVICES FEE. QUOTATION OF CLASS C PERFORMANCE REFLECTS A 1% DEFERRED SALES LOAD APPLIED TO REDEMPTIONS MADE DURING THE SIXTEEN MONTHS AFTER PURCHASE. WITHOUT THIS LOAD, THE FIGURES QUOTED WOULD HAVE BEEN 8.54% FOR 1 YEAR. THE PORTFOLIO COMMENCED SALES OF CLASS B SHARES ON 10/28/2002. THESE SHARES INCLUDE A 0.70% DISTRIBUTION FEE. CLASS B SHARES PRIOR TO THEIR INCEPTION REFLECT APPLICABLE CLASS C PERFORMANCE DATA. CLASS B SHARES OF THE INTERMEDIATE BOND PORTFOLIO ARE SUBJECT TO A 4.00% CDSC WHICH DECLINES TO 0.00% FOR SHARES HELD UP TO SIX YEARS. TREASURY BONDS ARE GUARANTEED AS TO THE TIMELY PAYMENT OF INTEREST AND REPAYMENT OF PRINCIPAL IF HELD TO MATURITY.

[GRAPHIC]

                                        FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO

TENNESSE TAX-FREE PORTFOLIO MANAGERS
RALPH W. HERBERT AND TED L. FLICKINGER, JR.

[PHOTO OF RALPH W. HERBERT AND TED L. FLICKINGER, JR.]

MR. HERBERT is vice president for Martin & Company, the sub-adviser to the Portfolio. He is a graduate of the University of Tennessee and in 1979 he began his career with First American Bank. In 1987 he joined Culver Securities as a municipal debt underwriter and two years later became portfolio manager for Valley Fidelity Bank. That bank merged with First Tennessee Bank in 1991. Mr. Herbert joined Martin & Company in 1998 when the firm became a subsidiary of First Tennessee National Corporation.

MR. FLICKINGER is executive vice president for Martin & Company and is a Chartered Financial Analyst. Prior to joining the firm in 1990, he was an assistant manager of the investment department of Home Federal Bank of Tennessee for six years. His 22-year career includes management positions in the investment departments of the Park National Bank and Fidelity Federal Savings and Loan of Knoxville.

FISCAL YEAR REVIEW
MARKET REVIEW AND PORTFOLIO UPDATE

In the first quarter of the 12-month period, yields fell 0.50% to 0.65% across the intermediate sector of the municipal yield curve. Meanwhile, the relative value of 10-year, AA-rated municipals rose from 85% to 95% of 10-year Treasury yield.

During the second quarter, the supply of new municipal bonds increased, which pressured longer municipal yields to rise as much as 0.69% in less than two weeks. Also, during the quarter, the Federal Reserve unexpectedly cut the federal funds rate 0.50%.

In late March, in synch with the outbreak of war, intermediate yields rose 0.35%. This spike in yields wiped out most of the earlier gains. On average, municipal bond yields finished the first quarter 0.10% lower. However, the yield ratio of 10-year, AA-rated municipals continued to be attractive relative to 10-year Treasury notes at 97.90%.

During the first quarter, we shortened the average maturity of the Portfolio from 7.8 years to 7.7 years as expected real returns dropped. Nominal yields were lower than they had been in more than 40 years with the 10-year Treasury rate at 3.52%. After incorporating our assumed inflation rate of 2%, expected real rates dropped to below 2% on 10-year Treasuries and below 4.0% on tax-adjusted, 10-year, AA-rated municipals.

We extended the average maturity from 7.7 years to 8.2 years in the second quarter when bond yields spiked upwards and continued to extend the average maturity from 8.2 years to 8.3 years during the third quarter. From April to June 2003, we lengthened the average maturity of the Portfolio from 8.3 years to
8.5 years by buying high-coupon bonds with short-call dates. High-coupon bonds may lose less value than par bonds when interest rates rise.

At its meeting in June, the Federal Reserve expressed a commitment to keep short-term rates low in order to get inflation and deflation risk back into balance. As a result, we do not believe at today's low interest rates that there is enough return to continue to extend the average maturity, and the associated interest rate risk.

INDUSTRY BREAKDOWN AND PERFORMANCE
                                                             AS OF JUNE 30, 2003

General Obligations                     53.4%
Health & Education                      21.7%
Utilities                               16.6%
Other                                    3.4%
General Revenue                          2.1%
Money Market Mutual Funds                1.8%
Housing                                  1.0%

                    CUMULATIVE           AVERAGE ANNUAL
                   TOTAL RETURN*          TOTAL RETURN*

                      SINCE                              SINCE
                    INCEPTION     1 YEAR    5 YEAR     INCEPTION
Class I               51.26%       6.89%     5.39%        5.64%

Class A               43.33%       2.61%     4.37%        4.91%

Class B               45.57%       2.15%     4.36%        5.10%

Class C               46.80%       5.48%     4.87%        5.22%

Lehman Bros.
10-Year
Municipal
Bond Index            61.41%       9.19%     6.49%        6.55%

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO (CLASS I) AND THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.

                                TENNESSEE TAX-FREE         LEHMAN BROTHERS 10-YEAR
                                PORTFOLIO (CLASS I)          MUNICIPAL BOND INDEX
12/15/1995                             750,000                      750,000
                                       755,175                      754,575
                                       759,706                      762,196
                                       756,895                      759,071
                                       746,753                      749,659
                                       741,899                      747,035
                                       740,860                      744,943
6/30/1996                              745,083                      752,020
                                       753,503                      759,240
                                       756,743                      759,240
                                       763,856                      767,060
                                       771,113                      776,725
                                       783,836                      792,415
                                       782,582                      788,849
                                       782,112                      791,925
                                       789,229                      799,369
                                       779,206                      788,658
                                       784,115                      794,494
                                       796,269                      805,776
6/30/1997                              806,700                      814,639
                                       828,562                      837,530
                                       819,696                      829,406
                                       830,188                      839,940
                                       834,339                      844,392
                                       838,427                      848,276
                                       850,082                      861,679
                                       858,412                      871,243
                                       859,013                      871,243
                                       861,762                      870,633
                                       860,039                      865,845
                                       869,327                      880,564
6/30/1998                              872,630                      883,822
                                       874,288                      885,236
                                       885,305                      900,640
                                       893,715                      914,059
                                       897,022                      914,425
                                       899,444                      917,168
                                       901,962                      920,011
                                       914,048                      934,087
                                       908,381                      925,681
                                       910,107                      925,218
                                       911,654                      927,716
                                       908,099                      921,222
6/30/1999                              894,659                      904,087
                                       899,043                      910,144
                                       896,256                      906,777
                                       897,869                      909,860
                                       891,494                      903,491
                                       898,537                      913,339
                                       896,111                      908,590
                                       893,170                      904,864
                                       896,337                      912,013
                                       908,130                      929,706
                                       904,957                      925,057
                                       899,118                      919,600
6/30/2000                              919,983                      944,613
                                       930,835                      957,648
                                       942,653                      972,492
                                       939,439                      968,018
                                       947,617                      977,892
                                       952,894                      983,173
                                       970,615                    1,006,280
                                       981,737                    1,019,260
                                       984,011                    1,020,990
                                       991,359                    1,029,670
                                       984,280                    1,017,000
                                       993,640                    1,028,090
6/30/2001                              998,076                    1,034,260
                                     1,009,420                    1,048,430
                                     1,022,730                    1,066,360
                                     1,024,270                    1,064,860
                                     1,033,780                    1,077,640
                                     1,024,480                    1,063,740
                                     1,017,060                    1,052,460
                                     1,031,520                    1,072,360
                                     1,042,090                    1,087,690
                                     1,025,580                    1,065,280
                                     1,045,140                    1,090,000
                                     1,049,670                    1,095,120
6/30/2002                            1,061,320                    1,108,700
                                     1,072,000                    1,123,450
                                     1,081,720                    1,138,050
                                     1,099,620                    1,165,250
                                     1,086,840                    1,144,040
                                     1,082,260                    1,134,660
                                     1,098,370                    1,159,510
                                     1,097,850                    1,153,370
                                     1,110,850                    1,173,320
                                     1,110,280                    1,173,910
                                     1,115,840                    1,182,590
                                     1,137,230                    1,216,420
6/30/2003                           $1,098,367                   $1,159,511

PLEASE NOTE: CLASS I INCEPTION IS DECEMBER 15, 1995. MINIMUM INVESTMENT FOR CLASS I IS $750,000. THE GRAPH AND THE PERFORMANCE TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

*TOTAL RETURNS ARE FOR THE PERIOD ENDED 06/30/2003 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. CLASS I INCEPTION DATE IS 12/15/1995. ON 12/15/1995, THE PORTFOLIO ALSO COMMENCED SALES OF CLASS C SHARES, WHICH INCLUDE A .50% DISTRIBUTION FEE. ON 12/29/1995, THE PORTFOLIO COMMENCED SALES OF CLASS A SHARES, WHICH INCLUDE A .25% SHAREHOLDER SERVICES FEE. CLASS A PERFORMANCE SHOWN IS BASED ON A MAXIMUM 3.75% INITIAL SALES CHARGE. QUOTATION OF CLASS C PERFORMANCE REFLECTS A 1% DEFERRED SALES LOAD APPLIED TO REDEMPTIONS MADE DURING THE FIRST TWO YEARS AFTER PURCHASE. WITHOUT THIS LOAD, THE FIGURES QUOTED WOULD HAVE BEEN 6.48% FOR 1 YEAR. THE PORTFOLIO COMMENCED SALES OF CLASS B SHARES ON 8/3/1999. THESE SHARES INCLUDE A 0.70% DISTRIBUTION FEE. CLASS B SHARES PRIOR TO THEIR INCEPTION REFLECT APPLICABLE CLASS C PERFORMANCE DATA. CLASS B PERFORMANCE SHOWN IS NET OF CDSC. CLASS B SHARES OF THE TENNESSEE TAX-FREE PORTFOLIO ARE SUBJECT TO A 4.00% CDSC WHICH DECLINES TO 0.00% FOR SHARES HELD UP TO SIX YEARS. TREASURY BONDS ARE GUARANTEED AS TO THE TIMELY PAYMENT OF INTEREST AND REPAYMENT OF PRINCIPAL IF HELD TO MATURITY.

[GRAPHIC]

                                                                     DEFINITIONS

COMMON TERMS

BASIS POINT
Smallest measure of quoting yields on bonds and notes. One basis point is 0.01% of yield.

BOND RATINGS
The quality of bonds can, to some degree, be determined from the ratings of the two most prominent rating services: Moody's and Standard & Poor's. The ratings are used by the government and industry regulatory agencies, the investing public, and portfolio managers as a guide to the relative security and value of each bond. The ratings are not used as an absolute factor in determining the strength of the pledge securing a particular issue. However, since Moody's and Standard & Poor's rate bonds on a fee basis, some issuers choose not to be rated. Many non-rated issues are sound investments. The rating symbols of the two services are shown in the accompanying table.

              MOODY'S INVESTORS     STANDARD & POOR'S CORP.
              SERVICES, INC.        (PLUS (+) OR MINUS (-))
-----------------------------------------------------------
Prime         Aaa                   AAA
Excellent     Aa                    AA
Good          A                     A
Average       Baa                   BBB
Fair          Ba                    BB
Poor          B                     B
Marginal      Caa                   C

DIVIDEND
Net income distributed to shareholders generated by securities in a portfolio. The Intermediate Bond, Tennessee Tax-Free, and all the Money Market Portfolios pay dividends monthly. The Core Equity Portfolio pays dividends quarterly and the Capital Appreciation Portfolio pays dividends annually.

GAIN (OR LOSS)
If a stock or bond appreciates in price, there is an unrealized gain; if it depreciates there is an unrealized loss. A gain or loss is "realized" upon the sale of a security; if a Portfolio's net gains exceed net losses, there may be a capital gain distribution to shareholders. There could also be an ordinary income distribution if the net gain is short term or no distribution if there is a capital loss carryover.

GENERAL OBLIGATION BONDS
General Obligation Bonds (GOs) are debt-backed by the general taxing power of the issuer. Payment of the obligation may be backed by a specific tax or the issuer's general tax fund. Examples of GOs include sidewalk bonds, sewer bonds and street bonds. These bonds are also known as FULL FAITH AND CREDIT bonds because the debt is a general obligation of the issuer.

INSURED BONDS
Insured Bonds refer to municipal obligations which are covered by an insurance policy issued by independent insurance companies. The policies insure the payment of principal and/or interest of the issuer. Examples of such companies are MBIA (Municipal Bond Investors Assurance Corporation), and AMBAC (American Municipal Bond Assurance Corporation).

NET ASSET VALUE (NAV)
NAV is the total value of all securities and other assets held by a portfolio, minus liabilities, divided by the number of shares outstanding. It is the value of a single share of a mutual fund on a given day. The total value of your investment would be the NAV multiplied by the number of shares you own.

REVENUE BONDS
Revenue Bonds are issued to provide capital for the construction of a revenue-producing facility. The interest and principal payments are backed to the extent that the facility produces revenue to pay. Examples of revenue bonds include toll bridges, roads, parking lots and ports. The municipality is not obligated to cover debt payments on revenue bonds in default.

SEC YIELD
The SEC Yield was mandated by the Securities and Exchange Commission in 1988 as a standardized yield calculation intended to put performance presentations for all bond and money market funds on a level playing field. The SEC Yield does not take into account income derived from capital gains, option writing, futures, or return of capital. The formula also adjusts the income from premium or discounted bonds to reflect the amortization of that bond.

TOTAL RETURN
Total return measures a portfolio's performance over a stated period of time, taking into account the combination of dividends paid and the gain or loss in the value of the securities held in the Portfolio. It may be expressed on an average annual basis or a cumulative basis (total change over a given period).

INDICES

STANDARD & POOR'S 500 INDEX is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks. It has an average market capitalizaton of $18 billion.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX, an unmanaged index, is a broad measure of bond performance, and includes reinvestment of dividends and capital gains. This index includes only investment-grade bonds with maturities of up to 10 years.

LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX, an unmanaged index, is a broad measure of shorter-term municipal bond performance and includes reinvestment of dividends and capital gains.

NASDAQ COMPOSITE INDEX is an unmanaged market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market System traded foreign common stocks and ADRs. The index includes over 5,000 companies with a market capitalization over$2.3 trillion.

RUSSELL 2000(R) INDEX, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $490 million; the median market capitalization was approximately $395 million. The index had a total market capitalization range of approximately $1.3 billion to $128 million.

THE RUSSELL 2000(R) GROWTH INDEX, measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

[GRAPHIC]

                                                    INDEPENDENT AUDITORS' REPORT

[DELOITTE & TOUCHE LOGO]

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST FUNDS

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Funds (comprising the Core Equity (formerly Growth & Income), Capital Appreciation, Intermediate Bond, Tennessee Tax-Free, U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios, collectively, the "Trust") as of June 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting First Funds as of June 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Denver, Colorado
August 4, 2003

[DELOITTE TOUCHE TOHMATSU LOGO]

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[GRAPHIC]

                                                        PORTFOLIO OF INVESTMENTS

(AS OF JUNE 30, 2003 - SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

CORE EQUITY PORTFOLIO

                                                                                                     VALUE
                                                                                   SHARES           (NOTE 1)
                                                                                   ------           --------
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 15.7%
MEDIA - 9.9%
Comcast Corp., Class A*                                                           979,335     $   28,234,228
McGraw-Hill Co., Inc.                                                             180,480         11,189,760
Omnicom Group, Inc.                                                               301,715         21,632,966
                                                                                              --------------

TOTAL MEDIA                                                                                       61,056,954
                                                                                              --------------

RETAILING - 5.8%
Federated Department Stores, Inc.                                                 211,800          7,804,830
Home Depot, Inc.                                                                  772,090         25,571,621
Kohl's Corp.*                                                                      47,100          2,419,998
                                                                                              --------------

TOTAL  RETAILING                                                                                  35,796,449
                                                                                              --------------

TOTAL CONSUMER DISCRETIONARY                                                                      96,853,403
                                                                                              --------------

CONSUMER STAPLES- 10.6%
FOOD, BEVERAGE & TOBACCO - 8.3%
Costco Wholesale Corp.*                                                           751,500         27,504,900
Pepsico, Inc.                                                                     529,300         23,553,850
                                                                                              --------------

TOTAL  FOOD, BEVERAGE & TABACCO                                                                   51,058,750
                                                                                              --------------

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
Avon Products, Inc.                                                               227,100         14,125,620
                                                                                              --------------

TOTAL CONSUMER STAPLES                                                                            65,184,370
                                                                                              --------------

ENERGY - 2.8%
ENERGY - 2.8%
Exxon Mobil Corp.                                                                 480,200         17,243,982
                                                                                              --------------

TOTAL ENERGY                                                                                      17,243,982
                                                                                              --------------

FINANCIALS - 30.6%
BANKS 5.8%
FleetBoston Financial Corp.                                                       436,131         12,957,452
Wells Fargo & Co.                                                                 456,506         23,007,902
                                                                                              --------------

TOTAL BANKS                                                                                       35,965,354
                                                                                              --------------

DIVERSIFIED FINANCIALS - 13.3%
Capital One Financial Corp.                                                       583,500         28,696,530
Federal Home Loan Mortgage Corp.                                                  212,325         10,779,740
Federal National Mortgage Association                                             171,000         11,532,240
J. P. Morgan Chase & Co.                                                          899,975         30,761,145
                                                                                              --------------

TOTAL DIVERSIFIED FINANCIALS                                                                      81,769,655
                                                                                              --------------

INSURANCE - 11.5%
AFLAC, Inc.                                                                       673,400         20,707,050
American International Group, Inc.                                                425,270         23,466,399
XL Capital Ltd., Class A                                                          325,700         27,033,100
                                                                                              --------------

TOTAL INSURANCE                                                                                   71,206,549
                                                                                              --------------

TOTAL FINANCIALS                                                                                 188,941,558
                                                                                              --------------

HEALTHCARE - 14.3%
HEALTHCARE EQUIPMENT & SUPPLIES - 3.9%
Medtronic, Inc.                                                                   505,450         24,246,437
                                                                                              --------------

PHARMACEUTICALS & BIOTECHNOLOGY - 10.4%
Cardinal Health, Inc.                                                             246,400     $   15,843,520
Pfizer, Inc.                                                                      954,615         32,600,102
Schering-Plough Corp.                                                             848,000         15,772,800
                                                                                              --------------

TOTAL PHARMACEUTICALS & BIOTECH.                                                                  64,216,422
                                                                                              --------------

TOTAL HEALTHCARE                                                                                  88,462,859
                                                                                              --------------

INDUSTRIALS - 5.0%
CAPITAL GOODS - 3.6%
General Electric Co.                                                              776,500         22,270,020
                                                                                              --------------

COMMERCIAL SERVICES & SUPPLIES - 1.4%
Equifax, Inc.                                                                     336,050          8,737,300
                                                                                              --------------

TOTAL INDUSTRIALS                                                                                 31,007,320
                                                                                              --------------

INFORMATION TECHNOLOGY - 12.7%
SOFTWARE - 3.7%
Microsoft Corp.                                                                   881,000         22,562,410
                                                                                              --------------

TECHNOLOGY HARDWARE & EQUIPMENT - 9.0%
Cisco Systems, Inc.*                                                            1,184,230         19,646,376
Intel Corp.                                                                       952,900         19,805,074
Texas Instruments, Inc.                                                           928,775         16,346,440
                                                                                              --------------

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                                                             55,797,890
                                                                                              --------------

TOTAL INFORMATION TECHNOLOGY                                                                      78,360,300
                                                                                              --------------

TELECOMMUNICATIONS - 4.9%
TELECOMMUNICATION SERVICES - 4.9%
Vodafone Group, plc ADR                                                         1,550,025         30,457,991
                                                                                              --------------

TOTAL TELECOMMUNICATIONS                                                                          30,457,991
                                                                                              --------------

TOTAL COMMON STOCKS                                                                              596,511,783
  (Cost $589,812,131)                                                                         --------------

MONEY MARKET MUTUAL FUNDS - 3.4%
SSgA Prime Money Market Fund                                                   10,488,627         10,488,627
SSgA U.S. Treasury Money Market Fund                                           10,319,934         10,319,934
                                                                                              --------------

TOTAL MONEY MARKET MUTUAL FUNDS                                                                   20,808,561
  (Cost $20,808,561)                                                                          --------------

TOTAL INVESTMENTS - 100.0%                                                                    $  617,320,344
  (Cost $610,620,692)                                                                         ==============

* Non-income producing security
ADR - American Depositary Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INCOME TAX INFORMATION:

At June 30, 2003, the net unrealized appreciation based on cost for income tax purposes of $610,943,318 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost                                                                        $   65,287,654

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value                                                                           (58,910,628)
                                                                                              --------------

Net unrealized appreciation                                                                   $    6,377,026
                                                                                              ==============

As of June 30, 2003, the Core Equity Portfolio had a capital loss carryover of $4,747,501 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2011.

The Core Equity Portfolio intends to elect to defer to its fiscal year ending June 30, 2004, $5,254,350 of losses recognized during the period November 1, 2002 to June 30, 2003.

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the year ended June 30, 2003, aggregated $129,112,040 and $229,702,353, respectively.

CAPITAL APPRECIATION PORTFOLIO

DUE                                                                             PRINCIPAL            VALUE
DATE                                                              COUPON         AMOUNT             (NOTE 1)
----                                                              ------        ---------           --------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION
  DISCOUNT NOTES - 3.6%
07/07/03                                                          1.2%     $      190,000     $      189,963
07/11/03                                                          1.1%            895,000            894,721
07/16/03                                                          1.0%            850,000            849,660
                                                                                              --------------

TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS                                                                               1,934,344
    (Cost $1,934,344)                                                                         --------------

                                                                                   SHARES
                                                                                   ------
COMMON STOCKS - 96.4%
BUSINESS SERVICES - 6.4%
Advisory Board Company*                                                            38,600          1,564,072
Getty Images, Inc.*                                                                20,400            842,520
Gevity HR, Inc.                                                                    37,000            437,340
Kroll, Inc.*                                                                       21,000            568,260
                                                                                              --------------

TOTAL BUSINESS SERVICES                                                                            3,412,192
                                                                                              --------------

CAPITAL GOODS - 1.5%
Varian, Inc.*                                                                      22,700            787,009
                                                                                              --------------

TOTAL CAPITAL GOODS                                                                                  787,009
                                                                                              --------------

CONSUMER DURABLES - 2.4%
Gentex Corp.*                                                                      24,500            749,945
WCI Communities, Inc.*                                                             28,900            555,747
                                                                                              --------------

TOTAL CONSUMER DURABLES                                                                            1,305,692
                                                                                              --------------

CONSUMER NON-DURABLES - 11.3%
American Italian Pasta Co., Class A*                                               13,000            541,450
Coach, Inc.*                                                                       24,000          1,193,760
Cost Plus, Inc.*                                                                   30,400          1,084,064
Guitar Centers, Inc.*                                                              19,300            559,700
Hibbett Sporting Goods, Inc.*                                                      39,950          1,315,953
Krispy Kreme Doughnuts, Inc.*                                                      11,600            477,688
Urban Outfitters, Inc.*                                                            24,400            875,960
                                                                                              --------------

TOTAL CONSUMER NON-DURABLES                                                                        6,048,575
                                                                                              --------------

CONSUMER SERVICES - 16.6%
Cheesecake Factory, Inc.*                                                          24,800            890,072
Cumulus Media, Inc., Class A*                                                      69,000          1,306,170
Extended Stay America, Inc.*                                                       12,200            164,578
First Cash Financial Services, Inc.*                                               53,600            761,656
Four Seasons Hotel, Inc.                                                           12,600            545,076
Gray Television, Inc.                                                              43,600            540,640
Idine Rewards Network, Inc.*                                                       11,800            162,132
Landry's Restaurants, Inc.                                                         27,200            641,920
Lin TV Corp.*                                                                      39,400            927,870
Mediacom Communications Corp.*                                                     85,200            840,924
Rare Hospitality Int'l, Inc.*                                                      22,200            725,496
Ruby Tuesday, Inc.                                                                 27,700            685,021
Sonic Corp.*                                                                       26,875            683,431
                                                                                              --------------

TOTAL CONSUMER SERVICES                                                                            8,874,986
                                                                                              --------------

ENERGY - 4.0%
Cal Dive International, Inc.*                                                      42,800            933,040
Denbury Resources, Inc.*                                                           45,300            608,379
Pride International, Inc.*                                                         30,600            575,892
                                                                                              --------------

TOTAL ENERGY                                                                                       2,117,311
                                                                                              --------------

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                     VALUE
                                                                                   SHARES           (NOTE 1)
                                                                                   ------           --------
FINANCIALS - 18.5%
Allegiant Bancorp, Inc.                                                            40,900     $      828,225
American Home Mtg. Holdings                                                        33,500            655,930
Baldwin & Lyons, Inc.                                                               5,300            125,875
BankAtlantic Bancorp, Inc.                                                         31,300            372,157
Brookline Bancorp, Inc.                                                            40,100            561,400
Delphi Financial Group, Inc.                                                       32,300          1,511,640
Doral Financial Corp.                                                               5,300            236,645
Downey Financial Corp.                                                             10,500            433,650
Partners Trust Financial Group, Inc.                                               10,500            200,340
R&G Financial Corp., Class B                                                       57,700          1,713,690
RLI Corp.                                                                          27,500            904,750
Redwood Trust, Inc.                                                                21,800            870,038
South Financial Group, Inc.                                                        25,800            601,914
Stewart Information Services Corp.*                                                15,500            431,675
Wintrust Financial Corp.                                                           14,700            435,120
                                                                                              --------------

TOTAL FINANCIALS                                                                                   9,883,049
                                                                                              --------------

HEALTHCARE - 20.2%
Align Technology, Inc. *                                                           66,100            829,555
CIMA Labs, Inc.*                                                                   29,500            793,255
Conceptus, Inc.*                                                                   66,500            934,325
Connetics Corp.*                                                                   43,200            646,704
CV Therapuetics, Inc.*                                                             26,600            788,956
Inspire Pharmaceuticals, Inc.*                                                     58,300            629,640
IntraBiotics Pharmaceuticals, Inc.*                                                30,825            123,300
Medicis Pharmaceutical Corp.                                                       17,900          1,014,930
NPS Pharmaceutical, Inc. *                                                         33,800            822,692
Nektar Therapeutics*                                                              137,400          1,268,202
Neurocrine Biosciences, Inc.*                                                      10,500            524,370
Pain Therapeutics, Inc.*                                                          100,000            646,000
Tanox Biosciences, Inc.*                                                           25,700            412,485
The Medicines Co.*                                                                 22,200            442,224
Trimeris, Inc.*                                                                     5,100            232,968
XOMA, Ltd.*                                                                       127,900            681,707
                                                                                              --------------

TOTAL HEALTHCARE                                                                                  10,791,313
                                                                                              --------------

TECHNOLOGY - 12.6%
Agile Software Corp.*                                                             132,500          1,278,625
CIENA Corp.*                                                                       40,292            209,116
Cymer, Inc.*                                                                       30,400            973,104
Integral Systems, Inc.*                                                            45,400            902,552
O2Micro International, Ltd.*                                                       93,900          1,512,729
Skyworks Solutions, Inc.*                                                          53,400            361,518
Tekelec*                                                                           36,000            406,800
Viasys Healthcare, Inc. *                                                          14,200            293,940
Veridian Corp.*                                                                    22,600            788,514
                                                                                              --------------

TOTAL TECHNOLOGY                                                                                   6,726,898
                                                                                              --------------

TRANSPORTATION - 2.9%
Heartland Express, Inc.*                                                           33,760            751,160
Knight Transportation, Inc.*                                                       31,400            781,860
                                                                                              --------------

TOTAL TRANSPORTATION                                                                               1,533,020
                                                                                              --------------

TOTAL COMMON STOCKS                                                                               51,480,045
  (Cost $42,867,641)                                                                          --------------

MONEY MARKET MUTUAL FUNDS - 0.0%
SSgA Prime Money Market Fund                                                       10,641     $       10,641
SSgA U.S. Treasury Money Market Fund                                               10,634             10,634
                                                                                              --------------

TOTAL MONEY MARKET MUTUAL FUNDS                                                                       21,275
  (Cost $21,275)                                                                              --------------

TOTAL INVESTMENTS - 100.0%                                                                    $   53,435,664
  (Cost $44,823,260)                                                                          ==============

* Non-income producing security.

INCOME TAX INFORMATION:

At June 30, 2003, the net unrealized appreciation based on cost for income tax purposes of $45,505,531 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                                                 $   10,297,668

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                                                   (2,367,535)
                                                                                              --------------

Net unrealized appreciation                                                                   $    7,930,133
                                                                                              ==============

At June 30, 2003, the Capital Appreciation Portfolio had capital loss carryovers of $1,358,307, $9,707,159 and $2,232,199 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2009, 2010, and 2011, respectively.

The Capital Appreciation Portfolio intends to elect to defer to its fiscal year ending June 30, 2004, $551,335 of losses recognized during the period November 1, 2002 to June 30, 2003.

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the year ended June 30, 2003, aggregated $29,017,600 and $27,610,165, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INTERMEDIATE BOND PORTFOLIO

DUE                                                                             PRINCIPAL            VALUE
DATE                                                            COUPON           AMOUNT             (NOTE 1)
----                                                            ------           ------             --------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 58.0%
U.S. TREASURY NOTES - 12.0%
05/31/05                                                        1.125%     $    5,000,000     $    4,997,070
05/15/06                                                        4.625%         10,000,000         10,840,230
08/15/07                                                        6.125%          1,185,000          1,370,758
02/15/08                                                        5.500%          1,125,000          1,281,841
05/15/08                                                        5.625%            950,000          1,089,086
05/15/08                                                        2.625%         34,000,000         34,310,794
08/15/11                                                        5.000%          4,580,000          5,137,473
                                                                                              --------------

TOTAL U.S. TREASURY NOTES                                                                         59,027,252
                                                                                              --------------

FEDERAL FARM CREDIT BANK - 1.0%
10/01/04                                                        1.700%          5,000,000          5,000,000
                                                                                              --------------

FEDERAL HOME LOAN BANK - 6.8%
11/14/03                                                        6.375%          2,000,000          2,039,660
03/06/06                                                        5.125%         20,000,000         21,774,280
08/15/06                                                        6.375%          5,000,000          5,677,755
03/08/11                                                        6.350%          3,800,000          3,920,015
                                                                                              --------------

TOTAL FEDERAL HOME LOAN BANK                                                                      33,411,710
                                                                                              --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.8%
01/15/05                                                        6.875%          1,000,000          1,084,916
01/15/06                                                        5.250%          6,500,000          7,075,835
04/21/06                                                        2.500%          1,500,000          1,516,781
01/05/07                                                        6.700%          5,000,000          5,784,465
09/15/07                                                        3.500%          1,950,000          2,038,571
01/23/08                                                        3.650%         10,540,000         10,942,902
04/15/08                                                        5.750%          3,750,000          4,285,133
03/15/09                                                        5.750%          7,510,000          8,626,084
07/15/12                                                        5.125%          1,810,000          1,996,875
                                                                                              --------------

TOTAL FEDERAL HOME LOAN MRTG. CORP.                                                               43,351,562
                                                                                              --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.1%
02/13/04                                                        5.125%          4,500,000          4,611,947
06/15/05                                                        5.750%          2,000,000          2,168,184
08/15/05                                                        3.125%         10,000,000         10,025,380
12/15/05                                                        6.000%            500,000            552,823
02/15/06                                                        5.500%         18,500,000         20,308,893
04/13/06                                                        2.375%          6,000,000          6,058,806
05/02/06                                                        5.500%         18,000,000         19,761,750
06/15/06                                                        5.250%          1,390,000          1,526,409
01/15/07                                                        5.000%         20,000,000         22,013,080
01/20/07                                                        5.000%          4,000,000          4,077,388
02/15/08                                                        5.750%          2,850,000          3,251,759
05/15/08                                                        6.000%          2,500,000          2,886,943
11/15/10                                                        6.625%          1,475,000          1,783,130
02/01/11                                                        6.250%          5,000,000          5,766,120
02/17/11                                                        6.250%          2,000,000          2,056,972
02/28/12                                                        5.625%         11,000,000         12,112,639
08/01/12                                                        5.250%          4,500,000          4,863,285
                                                                                              --------------

TOTAL FEDERAL NAT'L MORTGAGE ASSOC.                                                              123,825,508
                                                                                              --------------

OTHER - 4.3%
Private Export Funding Corp.
03/15/06                                                        5.340%         10,000,000         10,957,400
Tennessee Valley Authority
07/15/04                                                        4.750%         10,000,000         10,367,020
                                                                                              --------------

TOTAL OTHER                                                                                       21,324,420
                                                                                              --------------

TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS                                                                            285,940,452
  (Cost $274,232,203)                                                                         --------------

CORPORATE BONDS & NOTES - 38.9%
FINANCIALS - 25.8%
BANKS - 7.1%
AmSouth Bank, 144A*
02/01/08                                                        6.450%     $    2,600,000     $    2,960,058
Bank of America Corp.
01/15/13                                                        4.875%            940,000            991,609
Bank of New York Co., Inc.
09/01/07                                                        3.900%          2,415,000          2,537,895
Bank One Corp.
08/01/06                                                        6.875%          2,000,000          2,278,232
05/01/07                                                        7.600%            725,000            845,552
CCB Financial Corp.
12/01/03                                                        6.750%          1,225,000          1,251,024
First Union National Bank
02/15/10                                                        7.875%          5,000,000          6,125,080
National City Corp.
03/01/04                                                        6.625%          1,650,000          1,707,489
05/15/05                                                        7.200%          2,000,000          2,193,236
Regions Financial Corp.
03/01/11                                                        7.000%          4,500,000          5,369,485
Synovus Financial Corp., 144A*
02/15/13                                                        4.875%          1,775,000          1,859,795
Union Planters Corp.
11/01/05                                                        6.750%          2,000,000          2,207,258
06/15/07                                                        5.125%          1,500,000          1,615,587
US Bank
02/04/14                                                        6.300%          2,500,000          2,925,675
                                                                                              --------------

TOTAL BANKS                                                                                       34,867,975
                                                                                              --------------

BROKER/DEALERS - 10.3%
Bear Stearns Co.
01/15/07                                                        5.700%          4,830,000          5,347,960
Donaldson, Lufkin & Jenrette, Inc.
07/15/03                                                        6.170%          3,000,000          3,004,986
11/01/05                                                        6.875%          1,000,000          1,107,623
Goldman Sachs Group, Inc.
08/17/05                                                        7.625%          3,800,000          4,282,201
01/15/11                                                        6.875%          3,500,000          4,129,818
J.P. Morgan Chase & Co.
03/01/07                                                        5.350%          2,730,000          2,989,331
Lehman Brothers, Inc.
05/15/04                                                        7.375%          3,700,000          3,893,495
01/18/12                                                        6.625%          4,500,000          5,275,692
Merrill Lynch & Co., Inc.
01/15/04                                                        5.880%          4,000,000          4,096,916
08/01/04                                                        6.550%          1,400,000          1,477,843
01/15/07                                                        7.000%          2,580,000          3,002,475
Morgan Stanley Group, Inc.
03/01/07                                                        6.875%          5,000,000          5,730,290
05/15/10                                                        4.250%          2,500,000          2,573,227
Salomon, Inc.
02/01/04                                                        7.200%          4,000,000          4,138,148
                                                                                              --------------

TOTAL BROKER/DEALERS                                                                              51,050,005
                                                                                              --------------

FINANCIAL SERVICES - 6.2%
Boeing Capital Corp.
09/27/05                                                        7.100%          3,000,000          3,309,039
05/15/06                                                        5.650%          2,250,000          2,431,517
Countrywide Funding Corp.
10/22/04                                                        6.840%          2,500,000          2,663,940
Ford Motor Credit Co.
08/01/05                                                        7.600%          7,000,000          7,515,816

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DUE                                                                             PRINCIPAL            VALUE
DATE                                                            COUPON           AMOUNT             (NOTE 1)
----                                                            ------           ------             --------
FINANCIAL SERVICES (CONTINUED)
General Electric Corp.
09/11/03                                                        6.750%     $    3,425,000     $    3,461,435
General Motors Acceptance Corp.
07/15/05                                                        7.500%          3,000,000          3,214,935
01/15/06                                                        6.750%          3,500,000          3,715,747
International Lease Finance Corp.
01/17/06                                                        4.000%          1,950,000          2,004,231
John Deere Capital
01/15/13                                                        5.100%          2,000,000          2,110,610
                                                                                              --------------

TOTAL FINANCIAL SERVICES                                                                          30,427,270
                                                                                              --------------

INSURANCE - 2.2%
AIG Sunamerica Global Financing, 144A*
08/01/08                                                        5.850%          5,000,000          5,637,605
Cigna Corp.
01/15/06                                                        6.375%          1,350,000          1,468,751
Marsh & McLennan Cos., Inc.
06/15/04                                                        6.625%          1,210,000          1,269,256
Nationwide Mutual Ins. Co., 144A*
02/15/04                                                        6.500%          2,620,000          2,698,259
                                                                                              --------------

TOTAL INSURANCE                                                                                   11,073,871
                                                                                              --------------

TOTAL FINANCIALS                                                                                 127,419,121
                                                                                              --------------

INDUSTRIALS - 12.4%
CAPITAL GOODS - 1.3%
Dover Corp.
11/15/05                                                        6.450%          3,525,000          3,900,959
Lockheed Martin Corp.
05/15/06                                                        7.250%          2,300,000          2,619,339
                                                                                              --------------

TOTAL CAPITAL GOODS                                                                                6,520,298
                                                                                              --------------

CONSUMER CYCLICALS - 1.8%
DaimlerChrysler AG
01/18/11                                                        7.750%          3,000,000          3,489,075
Walt Disney Co.
12/15/03                                                        5.125%          5,000,000          5,088,785
                                                                                              --------------

TOTAL COMSUMER CYCLICALS                                                                           8,577,860
                                                                                              --------------

CONSUMER STAPLES - 1.8%
Kraft Foods, Inc.
06/01/12                                                        6.250%          4,395,000          4,971,536
Price/Costco, Inc.
06/15/05                                                        7.125%          3,700,000          4,062,678
                                                                                              --------------

TOTAL CONSUMER STAPLES                                                                             9,034,214
                                                                                              --------------

HEALTHCARE - 1.2%
Abbott Laboratories
07/01/06                                                        5.625%          3,500,000          3,875,305
Cardinal Health, Inc.
02/15/04                                                        6.500%          2,000,000          2,063,564
                                                                                              --------------

TOTAL HEALTHCARE                                                                                   5,938,869
                                                                                              --------------

TECHNOLOGY - 1.1%
Pitney Bowes, Inc.
02/01/05                                                        5.950%          5,000,000          5,311,495
                                                                                              --------------

TELECOMMUNICATIONS - 4.7%
BellSouth Corp.
10/15/11                                                        6.000%          5,000,000          5,713,995
GTE Corp.
04/15/06                                                        6.360%          4,400,000          4,895,158
11/01/08                                                        6.900%          7,000,000          8,255,534
New York Telephone Co.
02/15/04                                                        6.250%     $      875,000     $      901,109
Verizon Communications, Inc.
12/15/06                                                        5.375%          3,000,000          3,295,032
                                                                                              --------------

TOTAL TELECOMMUNICATIONS                                                                          23,060,828
                                                                                              --------------

TRAVEL & TRANSPORTATION - 0.5%
Norfolk Southern Corp.
02/15/04                                                        7.875%          2,400,000          2,493,130
                                                                                              --------------

TOTAL INDUSTRIALS                                                                                 60,936,694
                                                                                              --------------

UTILITIES - 0.7%
GAS - 0.7%
ONEOK, Inc.
08/15/06                                                        7.750%          2,900,000          3,361,097
                                                                                              --------------

TOTAL UTILITIES                                                                                    3,361,097
                                                                                              --------------

TOTAL CORPORATE BONDS & NOTES                                                                    191,716,912
  (Cost $176,674,676)                                                                         --------------

MORTGAGE-BACKED OBLIGATIONS - 0.0%
Government National Mortgage Association
Pool #26825
09/15/08                                                        9.000%             27,588             29,961
                                                                                              --------------

TOTAL MORTGAGE-BACKED OBLIGATIONS                                                                     29,961
  (Cost $26,310)                                                                              --------------

                                                                                   SHARES
                                                                                   ------
MONEY MARKET MUTUAL FUNDS - 3.1%
SSgA Prime Money Market Fund                                                   15,428,087         15,428,087
SSgA Treasury Money Market Fund                                                     1,660              1,660
                                                                                              --------------

TOTAL MONEY MARKET MUTUAL FUNDS                                                                   15,429,747
  (Cost $15,429,747)                                                                          --------------

TOTAL INVESTMENTS  - 100.0%                                                                   $  493,117,072
  (Cost $466,362,936)                                                                         ==============

* Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to a value of $13,155,717 or 2.63% of net assets.

INCOME TAX INFORMATION:

At June 30, 2003, the net unrealized appreciation based on cost for income tax purposes of $466,390,792 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost                                                                        $   27,181,600

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value                                                                              (455,320)
                                                                                              --------------

Net unrealized appreciation                                                                   $   26,726,280
                                                                                              ==============

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the year ended June 30, 2003, aggregated $92,736,890 and $92,690,208, respectively. Purchases and sales of U.S. government and agency securities, other than short-term securities, for the year ended June 30, 2003, aggregated $72,948,953 and $48,178,636, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

TENNESSEE TAX-FREE PORTFOLIO

DUE                                                          BOND RATING        PRINCIPAL            VALUE
DATE                                      COUPON              MOODY/S&P          AMOUNT             (NOTE 1)
----                                      ------              ---------          ------             --------
TENNESSEE MUNICIPAL OBLIGATIONS - 97.7%
GENERAL OBLIGATION BONDS - 53.4%
Bradley County
03/01/10                                  4.250%, FGIC           Aaa/AAA   $    1,000,000     $    1,082,470
Collierville
Water & Sewer Systems
11/01/16                                  5.500%, MBIA           Aaa/AAA        1,000,000          1,127,960
Crockett County
04/01/11                                  5.000%, AMBAC           Aaa/NR          500,000            538,825
Franklin City
Special School District
06/01/12                                  5.100%                  Aa2/NR        2,500,000          2,865,675
Franklin County
03/01/13                                  5.250%, MBIA            Aaa/NR          750,000            806,632
04/01/15                                  4.500%                  Aaa/NR        1,700,000          1,826,174
Grundy County
05/01/06                                  5.350%, FGIC           Aaa/AAA          300,000            331,941
Hamilton County
07/01/05                                  5.400%                  Aa1/NR          500,000            532,395
11/01/09                                  5.000%                  Aa1/NR        3,100,000          3,506,410
11/01/15                                  5.300%                  Aa1/NR        3,535,000          3,925,653
Jackson
03/01/14                                  5.125%, MBIA            Aaa/NR        3,100,000          3,287,829
Johnson City
06/01/08                                  5.600%, FSA            Aaa/AAA          500,000            526,465
06/01/12                                  5.900%, FSA            Aaa/AAA          245,000            258,634
05/01/14                                  5.550%, FGIC           Aaa/AAA        2,250,000          2,510,257
Knoxville
05/01/07                                  5.250%, MBIA           Aaa/AAA        3,000,000          3,157,830
05/01/08                                  5.300%, MBIA           Aaa/AAA        1,350,000          1,418,688
La Vergne
Water & Sewer
03/01/14                                  5.400%                   A1/NR          500,000            538,550
Lawrenceburg
Water & Sewer
07/01/15                                  5.500%, FSA            Aaa/AAA        1,330,000          1,520,070
Lincoln County
04/01/14                                  5.250%, FGIC            Aaa/NR        1,315,000          1,516,984
Madison County
04/01/15                                  5.000%                  Aa3/NR        4,425,000          4,921,042
McNairy County
03/01/15                                  4.000%, MBIA            Aaa/NR        1,750,000          1,805,177
Memphis
11/01/10                                  5.200%                  Aa2/AA        1,000,000          1,104,540
10/01/11                                  5.125%                  Aa2/AA        1,000,000          1,102,380
07/01/12                                  5.250%                  Aa2/AA        3,000,000          3,160,170
04/01/13                                  5.250%                  Aa2/AA        4,000,000          4,448,560
11/01/13                                  5.250%                  Aa2/AA        1,000,000          1,108,530
10/01/16                                  4.750%                  Aa2/AA        2,000,000          2,122,300
Metropolitan Nashville & Davidson
Energy Production
07/01/13                                  5.250%                  Aa2/AA        1,000,000          1,163,010
Monroe County
05/01/06                                  5.250%, FSA             Aaa/NR        1,500,000          1,655,580
Murfreesboro
08/01/04                                  5.500%                   A1/NR        1,000,000          1,013,500
Rutherford County
04/01/09                                  5.250%                  Aa2/AA          500,000            550,500
04/01/14                                  5.000%                  Aa2/AA        5,000,000          5,526,100
Shelby County
04/01/09                                  5.500%                 Aa2/AA+        1,125,000          1,205,224
06/01/09                                  5.625%                 Aa2/AA+        1,000,000          1,117,660
11/01/09                                  5.300%                 Aa2/AA+        3,000,000          3,364,470
03/01/10                                  5.500%                 Aa3/AA+        2,000,000          2,315,460
04/01/14                                  5.625%                 Aa2/AA+          500,000            542,605
04/01/14                                  5.625%                 Aa2/AA+   $    1,500,000     $    1,608,810
05/01/14                                  4.700%                 Aa2/AA+        2,000,000          2,130,880
Tennessee State
03/01/07                                  5.400%                  Aa2/AA        1,740,000          1,818,022
05/01/11                                  5.000%                  Aa2/AA        4,160,000          4,727,133
05/01/13                                  5.300%                  Aa2/AA          750,000            835,238
05/01/15                                  5.000%                  Aa2/AA        3,290,000          3,545,830
Tipton County
04/01/12                                  5.250%, AMBAC           Aaa/NR          500,000            541,570
Warren County
06/01/12                                  5.000%, MBIA            Aaa/NR        1,845,000          2,106,806
Weakley County
05/01/09                                  5.000%, FGIC           Aaa/AAA          350,000            372,523
Williamson County
03/01/11                                  6.000%                  Aa1/NR        1,000,000          1,197,210
04/01/12                                  5.000%                  Aa1/NR        2,500,000          2,840,750
03/01/13                                  5.000%                  Aa1/NR        2,500,000          2,780,150
03/01/14                                  5.000%                  Aa1/NR        2,000,000          2,211,300
03/01/15                                  5.150%                  Aa1/NR        1,500,000          1,718,685
Wilson County
04/01/11                                  5.000%, FGIC            Aaa/NR        1,000,000          1,130,610
                                                                                              --------------

TOTAL GENERAL OBLIGATION BONDS                                                                    99,071,767
                                                                                              --------------

REVENUE BONDS - 44.3%
HEALTH & EDUCATION - 21.7%
Blount County
07/01/09                                  5.250%                 Baa1/NR        2,765,000          2,911,103
Bristol
Memorial Hospital
09/01/13                                  5.125%, FGIC           Aaa/AAA        1,500,000          1,536,075
Franklin County
09/01/09                                  4.750%                   NR/A+        2,150,000          2,370,913
Jackson
04/01/06                                  5.300%                   A1/A+        1,000,000          1,074,680
04/01/07                                  5.300%                   A1/A+        2,000,000          2,125,760
04/01/10                                  5.500%, AMBAC          Aaa/AAA          400,000            431,960
Johnson City
07/01/09                                  5.125%, MBIA           Aaa/AAA        5,705,000          6,533,879
Knox County
Baptist Health
04/15/11                                  5.500%, CONLEE          NR/AAA        3,000,000          3,330,120
Knox County
Ft. Sanders
01/01/14                                  5.750%, MBIA           Aaa/AAA        1,000,000          1,184,600
Knox County
Health Education
01/01/12                                  4.200%                  NR/NR*        3,400,000          3,449,062
07/01/16                                  5.000%               Baa1/BBB+        3,810,000          3,894,201
01/01/18                                  5.500%                 Aaa/AAA        2,000,000          2,226,700
Metropolitan Nashville & Davidson
Vanderbilt University
07/01/14                                  5.375%                  Aa2/AA        1,000,000          1,120,540
05/01/16                                  5.600%                  Aa2/AA        2,600,000          2,947,958
Shelby County
08/01/12                                  5.500%, MBIA           Aaa/AAA          650,000            705,185
08/01/12                                  5.500%                 Aaa/AAA        1,350,000          1,570,941
Tennessee State School
Board Authority
05/01/11                                  5.500%                 Aa3/AA-          500,000            555,835
Wilson County
03/30/07                                  5.000%, FSA             Aaa/NR        2,000,000          2,225,140
                                                                                              --------------

TOTAL HEALTH & EDUCATION                                                                          40,194,652
                                                                                              --------------

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DUE                                                          BOND RATING        PRINCIPAL            VALUE
DATE                                      COUPON              MOODY/S&P          AMOUNT             (NOTE 1)
----                                      ------              ---------          ------             --------
HOUSING - 1.0%
Metropolitan Nashville & Davidson
Multi-Family Housing
02/01/21                                  5.200%                  NR/AAA   $    1,000,000     $    1,070,600
Tennessee Housing
Development Agency
01/01/11                                  5.800%                  Aa2/AA          400,000            429,000
07/01/13                                  5.800%                  Aa2/AA          330,000            339,497
                                                                                              --------------

TOTAL HOUSING                                                                                      1,839,097
                                                                                              --------------

INDUSTRIAL DEVELOPMENT - 2.3%
Chattanooga
10/01/16                                  5.400%, AMBAC          Aaa/AAA        3,210,000          3,592,760
Memphis-Shelby County
03/15/05                                  5.400%                   NR/A+          650,000            688,201
                                                                                              --------------

TOTAL INDUSTRIAL DEVELOPMENT                                                                       4,280,961
                                                                                              --------------

PUBLIC BUILDING AUTHORITY - 0.6%
Blount County
06/01/26                                  1.100%, AMBAC           Aaa/NR        1,200,000          1,200,000
                                                                                              --------------

STATE AUTHORITY - 2.1%
Tennessee State Local
Development Authority
09/01/05                                  5.500%                   A1/AA          655,000            670,098
03/01/14                                  5.125%, MBIA           Aaa/AAA        2,000,000          2,170,840
10/01/14                                  6.450%                   NR/AA        1,000,000          1,088,950
                                                                                              --------------

TOTAL STATE AUTHORITY                                                                              3,929,888
                                                                                              --------------

UTILITIES - 16.6%
Clarksville
Water, Sewer & Gas
02/01/10                                  5.300%, MBIA            Aaa/NR          900,000          1,024,191
Dickson
Electric
09/01/11                                  5.625%, MBIA           Aaa/AAA        1,000,000          1,185,690
Fayetteville
Electric
04/01/11                                  5.250%                   A2/NR        1,750,000          1,815,048
Harpeth Valley
Utility District
09/01/03                                  5.250%                    A1/A        1,000,000          1,006,820
09/01/06                                  5.500%                    A1/A          500,000            513,250
09/01/11                                  5.500%                    A1/A        1,650,000          1,690,293
Johnson City
Electric
05/01/10                                  5.400%, MBIA           Aaa/AAA          500,000            546,065
05/01/12                                  5.100%, MBIA           Aaa/AAA        1,500,000          1,629,840
Knoxville
Electric
07/01/13                                  5.000%                  Aa3/AA        1,000,000          1,105,410
Knoxville
Gas
03/01/14                                  5.350%                  Aa3/AA        2,760,000          2,869,130
La Follette
Electric
06/01/11                                  5.800%, AMBAC          Aaa/AAA          430,000            475,313
03/01/15                                  5.250%, AMBAC           Aaa/NR        1,000,000          1,072,390
Lawrenceburg
Electric
07/01/06                                  5.200%, MBIA           Aaa/AAA          345,000            381,815
Lenoir City
Electric
06/01/07                                  5.000%, AMBAC           Aaa/NR        2,000,000          2,235,000
Madison
Utility District
02/01/10                                  5.600%, MBIA           Aaa/AAA   $      500,000     $      562,495
Memphis
Sanitation Sewer System
01/01/05                                  5.250%                 Aa2/AA+        2,250,000          2,380,073
Metropolitan Nashville & Davidson
Electric
05/15/15                                  5.125%                  Aa3/AA        1,000,000          1,101,310
Metropolitan Nashville & Davidson
Water & Sewer
01/01/08                                  5.000%, FGIC           Aaa/AAA        4,000,000          4,469,520
01/01/13                                  5.200%, FGIC           Aaa/AAA        1,500,000          1,720,140
Rutherford  County
Utilities District
02/01/11                                  5.100%, FGIC            Aaa/NR          500,000            545,705
Sevier County
Gas
05/01/11                                  5.400%, AMBAC           Aaa/NR        1,000,000          1,095,620
Sevier County
Solid Waste
09/01/06                                  5.500%, AMBAC          Aaa/AAA          775,000            835,349
09/01/10                                  5.400%, AMBAC          Aaa/AAA          500,000            534,595
                                                                                              --------------

TOTAL UTILITIES                                                                                   30,795,062
                                                                                              --------------

TOTAL REVENUE BONDS                                                                               82,239,660
                                                                                              --------------

TOTAL TENNESSEE MUNICIPAL OBLIGATIONS                                                            181,311,427
  (Cost $169,076,074)                                                                         --------------

OTHER STATE MUNICIPAL OBLIGATIONS - 0.5%
REVENUE BONDS - 0.5%
TRANSPORTATION - 0.5%
Indianapolis
Public Improvement Transportation
07/01/10                                  6.000%                 Aa2/AA-          950,000            969,000
                                                                                              --------------

TOTAL REVENUE BONDS                                                                                  969,000
                                                                                              --------------

TOTAL OTHER STATE MUNICIPAL OBLIGATIONS                                                              969,000
  (Cost $948,439)                                                                             --------------

                                                                                   SHARES
                                                                                   ------
MONEY MARKET MUTUAL FUNDS - 1.8%
Federated Tax Free Fund                                                               705                705
SSgA Tax Free Fund                                                              3,309,104          3,309,104
                                                                                              --------------

TOTAL MONEY MARKET MUTUAL FUNDS                                                                    3,309,809
  (Cost $3,309,809)                                                                           --------------

TOTAL INVESTMENTS - 100.0%                                                                    $  185,590,236
  (Cost $173,334,322)                                                                         ==============

* At June 30, 2003, this security was rated A by Fitch.

The Portfolio had the following insurance concentration of 10% or greater at June 30, 2003 (as a percentage of net assets):

      MBIA   15.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INCOME TAX INFORMATION:

At June 30, 2003, the net unrealized appreciation based on cost for income tax purposes of $173,334,322 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                                                 $   12,331,420

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                                                      (75,506)
                                                                                              --------------

Net unrealized appreciation                                                                   $   12,255,914
                                                                                              ==============

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the year ended June 30, 2003, aggregated $33,801,034 and $33,612,889, respectively.

RATINGS:

The Moody's and S&P ratings are believed to be the most recent ratings at June 30, 2003. Ratings are not covered by the report of Independent Auditors.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

DUE                                                  DISCOUNT RATE OR           PRINCIPAL            VALUE
DATE                                                 COUPON RATE                 AMOUNT             (NOTE 1)
----                                                 -----------                 ------             --------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 95.8%
FEDERAL FARM CREDIT BANK - 16.7%
07/03/03                                              1.200%*              $   10,000,000     $    9,999,647
07/10/03                                              1.140%*                  10,000,000          9,999,965
11/04/03                                              4.850%                    2,000,000          2,020,487
                                                                                              --------------

TOTAL FEDERAL FARM CREDIT BANK                                                                    22,020,099
                                                                                              --------------

FEDERAL HOME LOAN BANK - 43.0%
07/06/03                                              1.193%*                  20,000,000         19,996,071
07/06/03                                              1.139%*                   5,000,000          4,998,708
07/09/03                                              1.235%**                  5,000,000          4,998,628
07/30/03                                              1.875%                    4,000,000          4,000,000
08/12/03                                              1.625%                    2,000,000          1,999,458
08/13/03                                              1.145%**                 10,000,000          9,986,324
09/02/03                                              5.630%                      800,000            806,205
09/02/03                                              5.575%                    2,000,000          2,012,421
09/15/03                                              5.125%                    1,700,000          1,712,070
12/03/03                                              3.180%                    1,500,000          1,512,502
03/12/04                                              5.680%                    1,500,000          1,546,813
04/15/04                                              3.750%                    1,000,000          1,019,447
04/16/04                                              4.875%                    1,000,000          1,028,597
06/09/04                                              6.060%                    1,000,000          1,045,096
                                                                                              --------------

TOTAL FEDERAL HOME LOAN BANK                                                                      56,662,340
                                                                                              --------------

FEDERAL HOME LOAN MORTGAGE CORP. - 16.4%
09/08/03                                              1.170%**                    783,000            781,244
09/15/03                                              3.500%**                  3,580,000          3,597,067
09/24/03                                              1.180%**                    247,000            246,312
09/30/03                                              1.180%**                    100,000             99,702
10/15/03                                              1.050%**                  4,840,000          4,825,036
10/24/03                                              1.050%**                  4,935,000          4,916,871
10/27/03                                              1.050%**                  1,218,000          1,213,808
10/30/03                                              1.170%**                    813,000            809,803
12/01/03                                              1.170%**                    900,000            895,525
12/19/03                                              1.255%**                  3,000,000          2,982,116
02/26/04                                              6.313%                    1,000,000          1,034,366
02/26/04                                              1.170%**                    135,000            133,947
                                                                                              --------------

TOTAL FEDERAL HOME LOAN MRTG. CORP.                                                               21,535,797
                                                                                              --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.7%
07/25/03                                              1.800%**                  2,000,000          1,997,600
08/01/03                                              1.130%*                   5,000,000          4,999,702
08/15/03                                              4.000%                    1,634,000          1,639,908
08/20/03                                              1.200%**                  1,000,000            998,333
08/22/03                                              1.215%**                  5,000,000          4,991,225
09/17/03                                              1.180%**                    300,000            299,233
11/14/03                                              4.750%                    5,200,000          5,267,589
12/12/03                                              1.170%**                    272,000            270,550
12/23/03                                              1.170%**                    175,000            174,005
02/13/04                                              5.125%                    2,000,000          2,047,183
04/15/04                                              3.625%                      121,000            123,245
06/15/04                                              3.000%                    3,000,000          3,050,678
                                                                                              --------------

TOTAL FEDERAL NAT'L  MORTGAGE ASSOC.                                                              25,859,251
                                                                                              --------------

TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS                                                                             126,077,487
                                                                                              --------------

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DUE                                                  DISCOUNT RATE OR            MATURITY            VALUE
DATE                                                 COUPON RATE                  AMOUNT            (NOTE 1)
----                                                 -----------                  ------            --------
REPURCHASE AGREEMENTS - 4.2%
  State Street, 1.050%,
  dated 06/30/03, due 07/01/03,
  collaterized by $5,741,694
  Federal Home Loan Bank
  1.400%, due 05/04/04                                                     $    5,570,162     $    5,570,000
                                                                                              --------------

TOTAL REPURCHASE AGREEMENTS                                                                        5,570,000
                                                                                              --------------

TOTAL INVESTMENTS - 100%                                                                      $  131,647,487
                                                                                              ==============

* Floating or variable rate security rate disclosed as of June 30, 2003. Maturity date represents the next interest rate reset date.

**Discount Note.

INCOME TAX INFORMATION:

Total cost for Federal income tax purposes - $131,647,487.

As of June 30, 2003, the U.S. Government Money Market Portfolio had capital loss carryovers of $7,104, $919, $6,010, $3,440, $557, and $1,243 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2005, 2006, 2008, 2009, 2010, and 2011, respectively.

MUNICIPAL MONEY MARKET PORTFOLIO

DUE                                                  DISCOUNT RATE OR           PRINCIPAL            VALUE
DATE                                                 COUPON RATE                 AMOUNT             (NOTE 1)
----                                                 -----------                 ------             --------
MUNICIPAL BONDS & NOTES - 100.0%
ARIZONA - 2.2%
Apache County
Industrial Development Authority
07/02/03                                                 0.950%*           $    1,600,000     $    1,600,000
Arizona School Facilities
07/01/03                                                 5.000%                   500,000            500,000
                                                                                              --------------

                                                                                                   2,100,000
                                                                                              --------------

ARKANSAS - 0.9%
Arkansas Hospital Equipment
Financial Authority
07/03/03                                                 0.850%*                  500,000            500,000
Arkansas State University
12/01/03                                                 1.600%                   225,000            225,000
University of Central Arkansas
06/01/04                                                 2.000%                   115,000            115,837
                                                                                              --------------

                                                                                                     840,837
                                                                                              --------------

CALIFORNIA - 3.4%
California State
06/16/04                                                 2.000%                 2,000,000          2,017,100
Irvine Improvement
07/01/03                                                 0.650%*                  500,000            500,000
Northern California Power Agency
07/02/03                                                 0.950%*                  800,000            800,000
                                                                                              --------------

                                                                                                   3,317,100
                                                                                              --------------

COLORADO - 1.5%
Colorado Educational  & Cultural Facilities Authority
07/03/03                                                 1.000%*                  900,000            900,000
Denver City & County
08/01/03                                                 5.000%                   500,000            501,522
                                                                                              --------------

                                                                                                   1,401,522
                                                                                              --------------

GEORGIA - 3.6%
Georgia Local Government
07/03/03                                                 1.060%*                3,500,000          3,500,000
                                                                                              --------------

HAWAII - 1.0%
Hawaii State Department Budget & Finance
07/03/03                                                 1.000%*                1,000,000          1,000,000
                                                                                              --------------

ILLINOIS - 8.5%
Du Page County
01/01/04                                                 5.000%                   730,000            743,971
Illinois Educational Facilities Authority
07/02/03                                                 1.050%*                1,400,000          1,400,000
Illinois State
07/02/03                                                 1.080%*                2,000,000          2,000,000
Rockford Industrial Development
07/03/03                                                 1.100%*                4,000,000          4,000,000
                                                                                              --------------

                                                                                                   8,143,971
                                                                                              --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DUE                                                  DISCOUNT RATE OR           PRINCIPAL            VALUE
DATE                                                 COUPON RATE                 AMOUNT             (NOTE 1)
----                                                 -----------                 ------             --------
INDIANA - 1.0%
Hendricks County
Industrial Redevelopment
07/03/03                                                  1.100%*          $    1,000,000     $    1,000,000
                                                                                              --------------

IOWA - 2.1%
Des Moines
Commercial Development
07/03/03                                                  1.010%*               2,000,000          2,000,000
                                                                                              --------------

KANSAS - 0.2%
Butler & Sedgewick Counties
09/01/03                                                  5.700%                  205,000            206,352
                                                                                              --------------

KENTUCKY - 0.8%
Kentucky State Property & Buildings
08/01/03                                                  5.000%                  250,000            250,809
McCreary County School District
05/01/04                                                  2.000%                  245,000            246,825
Pike County
12/01/03                                                  1.150%                  250,000            249,967
                                                                                              --------------

                                                                                                     747,601
                                                                                              --------------

LOUISIANA - 1.0%
Louisiana Public Facilities
10/15/03                                                  3.000%                1,000,000          1,004,886
                                                                                              --------------

MASSACHUSETTS - 1.1%
Scituate
03/04/04                                                  2.000%                1,000,000          1,005,981
                                                                                              --------------

MICHIGAN - 2.0%
Detroit
Economic Development***
07/03/03                                                  1.150%*               1,900,000          1,900,000
                                                                                              --------------

MINNESOTA - 2.5%
Hennepin County
07/03/03                                                  0.850%*                 240,000            240,000
Minneapolis
07/03/03                                                  1.050%*                 270,000            270,000
03/01/04                                                  4.800%                  425,000            435,347
Minneapolis Convention Center
07/03/03                                                  1.050%*                 300,000            300,000
Minnesota State
07/03/03                                                  1.050%*               1,165,000          1,165,000
                                                                                              --------------

                                                                                                   2,410,347
                                                                                              --------------

MISSISSIPPI - 3.7%
Mississippi State Development Bank
07/02/03                                                  1.080%*               3,525,000          3,525,000
                                                                                              --------------

MISSOURI - 0.1%
Missouri State Development Financial Board Lease
07/02/03                                                  1.080%*                 100,000            100,000
                                                                                              --------------

NEBRASKA - 0.3%
Public Power District
07/01/04                                                  4.750%           $      275,000     $      287,730
                                                                                              --------------

NEW JERSEY - 3.5%
New Jersey Healthcare Facilities
07/03/03                                                  1.000%*                 600,000            600,000
07/03/03                                                  0.950%*               2,800,000          2,800,000
                                                                                              --------------

                                                                                                   3,400,000
                                                                                              --------------

NEW MEXICO - 1.1%
Farmington Pollution Control
07/01/03                                                  0.900%*                 600,000            600,000
Santa Fe
06/01/04                                                  6.300%                  400,000            419,156
                                                                                              --------------

                                                                                                   1,019,156
                                                                                              --------------

NEW YORK - 0.4%
New York City
08/15/03                                                  6.750%                  250,000            251,742
New York State Tollway  Authority
04/01/04                                                  3.500%                  150,000            152,628
                                                                                              --------------

                                                                                                     404,370
                                                                                              --------------

NORTH CAROLINA - 1.9%
North Carolina Medical Care
Community Hospital - Park Ridge
07/03/03                                                  1.000%*               1,700,000          1,700,000
North Carolina Medical Care
Community Retirement Facilities
07/02/03                                                  1.050%*                 100,000            100,000
                                                                                              --------------

                                                                                                   1,800,000
                                                                                              --------------

OHIO - 13.8%
American Municipal Power
11/25/03                                                  1.600%                1,350,000          1,350,000
Avon
09/04/03                                                  1.750%                  500,000            500,199
Erie County
07/10/03                                                  2.125%                1,000,000          1,000,110
Greene County
05/28/04                                                  1.380%                  275,000            275,588
Marysville Vehicle & Equipment
03/11/04                                                  1.450%                  835,000            836,581
Norwalk City
06/17/04                                                  2.000%                  250,000            252,137
Richland County
11/12/03                                                  2.100%                1,167,000          1,168,379
Shelby County
02/26/04                                                  1.480%                1,000,000          1,001,768
St. Marys
06/10/04                                                  1.400%                  541,000            542,252
Strongsville
07/29/03                                                  1.800%                1,800,000          1,800,241
University of Toledo
07/02/03                                                 1..050%*               1,255,000          1,255,000
Wapakoneta
01/30/04                                                  1.690%                1,100,000          1,102,407

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DUE                                                  DISCOUNT RATE OR           PRINCIPAL            VALUE
DATE                                                 COUPON RATE                 AMOUNT             (NOTE 1)
----                                                 -----------                 ------             --------
OHIO (CONTINUED)
Warrensville Heights
07/17/03                                                  1.800%           $    1,200,000     $    1,200,091
Wooster
08/13/03                                                  2.250%                1,000,000          1,000,815
                                                                                              --------------

                                                                                                  13,285,568
                                                                                              --------------

PENNSYLVANIA - 10.1%
Harrisburg Authority
07/03/03                                                  1.030%*                 500,000            500,000
Lower Merion
05/01/04                                                  2.000%                  355,000            357,347
Pennsylvania State Higher Educational Facilities
Holy Family College
07/03/03                                                  1.060%*               2,900,000          2,900,000
Sayre Healthcare Facilities
07/02/03                                                  1.000%*               2,000,000          2,000,000
York General Authority
07/04/03                                                  1.080%*               4,000,000          4,000,000
                                                                                              --------------

                                                                                                   9,757,347
                                                                                              --------------

PUERTO RICO - 2.7%
Commonwealth Highway & Transportation
07/03/03                                                  1.030%*               2,595,000          2,595,000
                                                                                              --------------

SOUTH CAROLINA - 1.0%
North Charleston
09/18/03                                                  2.000%                1,000,000          1,001,905
                                                                                              --------------

TENNESSEE - 12.6%
Knox County
11/01/03                                                  1.000%                1,000,000          1,000,159
02/01/04                                                  5.000%                1,000,000          1,032,469
Lauderdale County
04/01/04                                                  3.000%                  715,000            725,658
Memphis
07/02/03                                                  1.000%*                 900,000            900,000
Metro. Gov't Nashville Airport
07/02/03                                                  1.000%*                 800,000            800,000
Montgomery County
05/01/04                                                  3.000%                2,000,000          2,032,616
Montgomery County Public Building Authority
07/03/03                                                  1.000%*               2,675,000          2,675,000
Shelby County Health, Education & Housing Facilities
07/02/03                                                  1.010%*               3,000,000          3,000,000
                                                                                              --------------

                                                                                                  12,165,902
                                                                                              --------------

TEXAS - 11.0%
Bedford**
02/01/04                                                  2.000%                1,820,000          1,830,465
Colony
08/15/03                                                  3.500%                  420,000            421,036
Dallas Texas Independent School District
08/15/03                                                  5.600%                  450,000            452,456
Harris County
07/03/03                                                  1.050%*               3,500,000          3,500,000
Hays Independent School District
08/15/03                                                  2.000%                1,145,000          1,146,318
San Antonio
08/01/03                                                  5.700%           $      125,000     $      125,441
Texas Housing Agency
07/03/03                                                  1.040%*               3,100,000          3,100,000
                                                                                              --------------

                                                                                                  10,575,716
                                                                                              --------------

VIRGINIA - 1.8%
Virginia Commowealth Transportation
07/03/03                                                  1.030%*               1,755,000          1,755,000
                                                                                              --------------

WASHINGTON - 1.1%
Granty County
12/01/03                                                  6.250%                1,000,000          1,021,364
                                                                                              --------------

WISCONSIN - 3.1%
Waukesha School District
08/21/03                                                  1.850%                1,500,000          1,500,889
Wisconsin State
09/01/03                                                  4.500%                1,515,000          1,522,598
                                                                                              --------------

                                                                                                   3,023,487
                                                                                              --------------

TOTAL MUNICIPAL BONDS & NOTES                                                                     96,296,142
                                                                                              --------------

TOTAL INVESTMENTS - 100.0%                                                                    $   96,296,142
                                                                                              ==============

* Floating or variable rate security - rate disclosed as of June 30, 2003. Maturity date represents the next interest rate reset date.

** When-issued security to be delivered and settled July 30, 2003.

***Security, or a portion thereof, has been segregated at the custodial bank for a when-issued security.

INCOME TAX INFORMATION:
Total cost for federal income tax purposes - $96,296,142

As of June 30, 2003, the Municipal Money Market Portfolio had capital loss carryovers of $897, $3,392, $1,764, and $1,684 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2006, 2009, 2010, and 2011, respectively.

The Municipal Money Market Portfolio intends to elect to defer to its fiscal year ending June 30, 2004, $1,501 of losses recognized during the period November 1, 2002 to June 30, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CASH RESERVE PORTFOLIO

DUE                                                  DISCOUNT RATE OR           PRINCIPAL            VALUE
DATE                                                 COUPON RATE                 AMOUNT             (NOTE 1)
----                                                 -----------                 ------             --------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.2%
FEDERAL HOME LOAN BANK - 6.5%
11/14/03                                                  3.125%           $      430,000     $      432,970
04/16/04                                                  4.875%                6,000,000          6,168,214
05/12/04                                                  1.450%                7,000,000          7,000,000
05/14/04                                                  1.400%                3,000,000          3,000,000
                                                                                              --------------

TOTAL FEDERAL HOME LOAN BANK                                                                      16,601,184
                                                                                              --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.4%
11/15/03                                                  6.375%                1,093,000          1,113,712
02/26/04                                                  1.260%***             5,000,000          4,957,887
11/28/03                                                  3.050%                2,525,000          2,543,497
                                                                                              --------------

TOTAL FEDERAL HOME LOAN MORTGAGE
  CORPORATION                                                                                      8,615,096
                                                                                              --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.3%
11/14/03                                                  4.750%                1,215,000          1,230,648
02/13/03                                                  5.125%                5,000,000          5,116,271
11/15/03                                                  3.125%                2,000,000          2,013,852
                                                                                              --------------

TOTAL FEDERAL NATIONAL
  MORTGAGE ASSOCIATION                                                                             8,360,771
                                                                                              --------------

TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS                                                                              33,577,051
                                                                                              --------------

CERTIFICATES OF DEPOSIT - 28.8%
DEPOSITORY INSTITUTIONS - 28.8%
BNP Paribas New York  Branch
07/01/03                                                  1.030%*              13,000,000         12,997,479
Canadian Imperial Bank
07/01/03                                                  1.058%*               5,000,000          4,999,739
07/11/03                                                  2.130%                7,000,000          7,000,000
National City Bank of Indiana
07/01/03                                                  1.040%*              13,000,000         12,997,479
U.S. Bank National Association
07/01/03                                                  1.050%*              10,000,000          9,999,425
Washington Mutual Bank
07/10/03                                                  1.270%               12,500,000         12,499,957
Wells Fargo Bank
07/01/03                                                  1.040%*              13,000,000         13,000,000
                                                                                              --------------

TOTAL CERTIFICATES OF DEPOSIT                                                                     73,494,079
                                                                                              --------------

COMMERCIAL PAPER - 36.6%
ASSET-BACKED SECURITIES - 20.4%
Concord Minute Men Capital
07/07/03                                                  1.270%                4,295,000          4,294,090
Giro Funding Corp.
08/15/03                                                  1.230%               12,000,000         11,981,521
Grampian Funding Ltd.
08/14/03                                                  1.230%           $   12,000,000     $   11,981,929
K2 LLC
08/12/03                                                  1.230%               12,000,000         11,982,751
Tannehill Capital Co.
08/06/03                                                  1.240%               12,000,000         11,985,091
                                                                                              --------------

                                                                                                  52,225,382
                                                                                              --------------

DESPOSITORY INSTITUTIONS - 9.4%
Bank of America Corp.
07/10/03                                                  1.230%               12,000,000         11,996,303
Citicorp
07/18/03                                                  1.255%               12,000,000         11,992,873
                                                                                              --------------

                                                                                                  23,989,176
                                                                                              --------------

FINANCIAL SERVICES - 6.8%
General Electric Capital Services
09/24/03                                                  1.260%                4,000,000          3,988,058
Nestle Capital Corp.
10/02/03                                                  1.120%               13,500,000         13,460,908
                                                                                              --------------

                                                                                                  17,448,966
                                                                                              --------------

TOTAL COMMERCIAL PAPER                                                                            93,663,524
                                                                                              --------------

CORPORATE NOTES - 21.4%
BROKER/DEALER - 11.0%
Bear Stearns Companies, Inc.
07/01/03                                                  1.110%*              15,000,000         15,000,000
Goldman Sachs Group, Inc.
08/22/03                                                  1.290%               13,000,000         13,000,000
                                                                                              --------------

                                                                                                  28,000,000
                                                                                              --------------

DEPOSITORY INSTITUTIONS - 3.9%
HBOS Treasury Services plc
09/24/03                                                  1.270%*              10,000,000         10,000,000
                                                                                              --------------

FINANCIAL SERVICES - 0.6%
General Electric Capital Corp.
04/23/04                                                  5.375%                1,440,000          1,489,637
                                                                                              --------------

INSURANCE - 5.9%
John Hancock Global Funding, 144A**
09/11/03                                                  1.250%*               8,000,000          8,010,249
Monumental Global Funding, 144A**
10/01/03                                                  6.950%                7,000,000          7,097,776
                                                                                              --------------

                                                                                                  15,108,025
                                                                                              --------------

TOTAL CORPORATE NOTES                                                                             54,597,662
                                                                                              --------------

TOTAL INVESTMENTS - 100.0%                                                                    $  255,332,316
                                                                                              ==============

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

* Floating or variable rate security - rate disclosed as of 6/30/03. Maturity date represents the next interest rate reset date.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to a value of $15,108,025 or 5.90% of net assets.

***Discount Notes.

INCOME TAX INFORMATION:

Total cost for federal income tax purposes - $255,332,316

The Cash Reserve Portfolio had a capital loss carryover of $19,750 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[GRAPHIC]

STATEMENTS OF ASSETS AND LIABILITIES

                                                                   JUNE 30, 2003

                                                                             CORE EQUITY      CAPITAL APPRECIATION
                                                                              PORTFOLIO            PORTFOLIO
                                                                           ---------------------------------------
ASSETS:
Investments, at value (cost -see below)(Note 1)                            $   617,320,344         $    53,435,664
Receivable for investments sold                                                          0                 269,704
Receivable for portfolio shares sold                                               297,698                 180,145
Dividends receivable                                                               622,090                  22,902
Interest receivable                                                                 20,616                      14
Other assets                                                                        21,906                   3,721
                                                                           ---------------------------------------
  Total assets                                                                 618,282,654              53,912,150
                                                                           ---------------------------------------

LIABILITIES:
Payable for investments purchased                                                        0                 182,576
Payable for portfolio shares redeemed                                              334,223                   3,018
Accrued management fee                                                             347,132                  36,259
Accrued administration fee                                                          72,025                   5,848
Accrued co-administration fee                                                       35,076                   2,883
Accrued distribution fee                                                            45,193                     557
Accrued shareholder servicing fee                                                   33,419                     797
Other payables and accrued expenses                                                182,268                  35,309
                                                                           ---------------------------------------
  Total Liabilities                                                              1,049,336                 267,247
                                                                           ---------------------------------------
NET ASSETS                                                                 $   617,233,318         $    53,644,903
                                                                           =======================================

NET ASSETS CONSIST OF:
Paid in capital                                                            $   620,548,148         $    59,563,770
Undistributed net investment income                                                309,995                       0
Accumulated net realized loss on investments                                   (10,324,477)            (14,531,271)
Net unrealized appreciation in value of
  investments                                                                    6,699,652               8,612,404
                                                                           ---------------------------------------
NET ASSETS                                                                 $   617,233,318         $    53,644,903
                                                                           =======================================

COST OF INVESTMENTS                                                        $   610,620,692         $    44,823,260
                                                                           =======================================

NET ASSET VALUE PER SHARE
Net Assets
  Class I                                                                  $   470,854,686         $    49,572,479
  Class A                                                                  $    79,264,705         $     3,083,189
  Class B                                                                  $    14,068,960         $       507,568
  Class C                                                                  $    53,044,967         $       481,667
                                                                           ---------------------------------------

Shares of beneficial interest outstanding of $.01 par value, unlimited shares authorized
  Class I                                                                       29,214,377               5,421,847
  Class A                                                                        4,920,762                 345,443
  Class B                                                                          900,684                  57,446
  Class C                                                                        3,441,906                  56,899
                                                                           ---------------------------------------

Net Asset Value and redemption price per share
  Class I                                                                  $         16.12         $          9.14
  Class A                                                                  $         16.11         $          8.93
  Class B                                                                  $         15.62         $          8.84
  Class C                                                                  $         15.41         $          8.47
                                                                           ---------------------------------------

Maximum offering price per share
  Class I (no sales charge)                                                $         16.12         $          9.14
  Class A (net asset value plus maximum
    sales charge of 5.75% of offering price)                               $         17.09         $          9.47
  Class B (no sales charge)                                                $         15.62         $          8.84
  Class C (no sales charge)                                                $         15.41         $          8.47
                                                                           ---------------------------------------

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         INTERMEDIATE BOND   TENNESSEE TAX-FREE
                                                                             PORTFOLIO           PORTFOLIO
                                                                         --------------------------------------
ASSETS:
Investments, at value (cost -see below)(Note 1)                          $     493,117,072        $ 185,590,236
Receivable for portfolio shares sold                                               745,173              132,957
Interest receivable                                                              7,483,334            2,538,663
Other assets                                                                        25,177                1,957
                                                                         --------------------------------------
  Total assets                                                                 501,370,756          188,263,813
                                                                         --------------------------------------

LIABILITIES:
Payable for portfolio shares redeemed                                              151,690              224,092
Accrued management fee                                                             113,477               42,309
Accrued administration fee                                                          54,929               20,860
Accrued co-administration fee                                                       26,449               10,126
Dividends payable                                                                  502,383              502,983
Accrued distribution fee                                                             2,575                7,263
Accrued shareholder servicing fee                                                   11,796                2,414
Other payables and accrued expenses                                                164,698               71,813
                                                                         --------------------------------------
  Total Liabilities                                                              1,027,997              881,860
                                                                         --------------------------------------
NET ASSETS                                                               $     500,342,759        $ 187,381,953
                                                                         ======================================

NET ASSETS CONSIST OF:
Paid in capital                                                          $     470,473,239        $ 174,526,148
Undistributed net investment income                                                835,399                8,179
Accumulated net realized gain on investments                                     2,279,985              591,712
Net unrealized appreciation in value of investment                              26,754,136           12,255,914
                                                                         --------------------------------------
NET ASSETS                                                               $     500,342,759        $ 187,381,953
                                                                         ======================================

COST OF INVESTMENTS                                                      $     466,362,936        $ 173,334,322
                                                                         ======================================

NET ASSET VALUE PER SHARE
Net Assets
  Class I                                                                $     443,510,744        $ 163,440,285
  Class A                                                                $      52,686,011        $  11,660,642
  Class B                                                                $         678,123        $   4,673,119
  Class C                                                                $       3,467,881        $   7,607,907
                                                                         --------------------------------------

Shares of beneficial interest outstanding of $.01 par value, unlimited shares authorized
  Class I                                                                       41,010,844           15,234,971
  Class A                                                                        4,870,201            1,084,680
  Class B                                                                           62,695              435,525
  Class C                                                                          320,406              708,605
                                                                         --------------------------------------

Net Asset Value and redemption price per share
  Class I                                                                $           10.81        $       10.73
  Class A                                                                $           10.82        $       10.75
  Class B                                                                $           10.82        $       10.73
  Class C                                                                $           10.82        $       10.74
                                                                         --------------------------------------

Maximum offering price per share
  Class I (no sales charge)                                              $           10.81        $       10.73
  Class A (net asset value plus maximum
    sales charge of 3.50% and 3.75%,
    respectively, of offering price)                                     $           11.21        $       11.17
  Class B (no sales charge)                                              $           10.82        $       10.73
  Class C (no sales charge)                                              $           10.82        $       10.74
                                                                         --------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                            U.S. GOVERNMENT         MUNICIPAL             CASH
                                                              MONEY MARKET        MONEY MARKET           RESERVE
                                                               PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                            --------------------------------------------------------
ASSETS:
Investments, at value (1)(Note 1)                           $   131,647,487      $   96,296,142      $   255,332,316
Cash                                                                    921                   0                  789
Receivable for investments sold                                           0             500,026                    0
Receivable for portfolio shares sold                                      0                   0                   18
Interest receivable                                                 422,101             449,482              640,576
Other assets                                                          3,060               2,230               12,448
                                                            --------------------------------------------------------
  Total assets                                                  132,073,569          97,247,880          255,986,147
                                                            --------------------------------------------------------

LIABILITIES:
Payable for investments purchased                                         0           3,853,540                    0
Payable for portfolio shares redeemed                                     0                   0                3,333
Dividends payable                                                   109,880              47,976               37,769
Bank overdraft                                                            0               8,012                    0
Accrued management fee                                                9,582               8,092               17,928
Accrued administration fee                                            5,548               3,616               10,654
Accrued co-administration fee                                         2,455               4,114               10,700
Accrued distribution fee                                              1,695               5,154               44,194
Other payables and accrued expenses                                  36,023              24,915               64,147
                                                            --------------------------------------------------------
  Total Liabilities                                                 165,183           3,955,419              188,725
                                                            --------------------------------------------------------
NET ASSETS                                                  $   131,908,386      $   93,292,461      $   255,797,422
                                                            ========================================================

NET ASSETS CONSIST OF:
Paid in capital                                             $   131,927,234      $   93,301,699      $   255,803,938
Undistributed net investment income                                     335                   0               13,234
Accumulated net realized loss on investments                        (19,183)             (9,238)             (19,750)
                                                            --------------------------------------------------------
NET ASSETS                                                  $   131,908,386      $   93,292,461      $   255,797,422
                                                            ========================================================

NET ASSET VALUE, offering price and redemption
  price per share (2)                                       $          1.00      $         1.00      $          1.00
                                                            ========================================================

(1) Including repurchase agreements for the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios in the amounts of $5,570,000, $0 and $0, respectively.

(2)                                                                               SHARES OF BENEFICIAL INTEREST
                                                                   NET            OUTSTANDING, ($.01 PAR VALUE,
                                                                 ASSETS           UNLIMITED SHARES AUTHORIZED)
                                                            ---------------------------------------------------
U.S. Government Money Market
  Class I                                                   $    124,310,087               124,328,663
  Class C                                                          7,598,299                 7,598,569
Municipal Money Market
  Class I                                                         67,515,846                67,526,212
  Class C                                                         25,776,615                25,778,500
Cash Reserve
  Class I                                                         46,716,983                46,718,309
  Class B                                                             18,471                    18,471
  Class C                                                        209,061,968               209,071,832

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[GRAPHIC]

                                                        STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2003

                                                                             CORE EQUITY      CAPITAL APPRECIATION
                                                                              PORTFOLIO             PORTFOLIO
                                                                           ---------------------------------------
INVESTMENT INCOME:
Dividends                                                                  $     8,353,312        $        162,331
Interest                                                                           344,468                  27,390
                                                                           ---------------------------------------
        Total investment income                                                  8,697,780                 189,721
                                                                           ---------------------------------------

EXPENSES:
Management fee (Note 3)                                                          3,900,294                 360,208
Administration fee (Note 4)                                                        810,061                  57,233
Co-administration fee (Note 4)                                                     390,029                  27,557
Fund accounting fee                                                                116,724                  10,563
Custody fee                                                                         76,609                   7,851
Transfer agent fee                                                                 225,074                  17,137
Transfer agent out of pocket fee:
        Class I                                                                    137,001                   7,928
        Class A                                                                     27,923                     130
        Class B                                                                      7,746                     113
        Class C                                                                     15,345                      22
Blue sky fee                                                                        33,195                  17,438
Distribution fee:
        Class B                                                                    133,085                   4,168
        Class C                                                                    386,270                   3,115
Shareholder servicing fee:
        Class A                                                                    195,705                   6,914
        Class C                                                                    128,757                   1,039
Trustees fee                                                                        24,917                   1,550
Audit & tax                                                                         21,467                  14,808
Legal                                                                               32,806                   3,104
Reports to shareholders                                                             28,441                   3,379
Miscellaneous                                                                       44,944                   4,360
                                                                           ---------------------------------------
        Net expenses                                                             6,736,393                 548,617
                                                                           ---------------------------------------

NET INVESTMENT INCOME/(LOSS)                                                     1,961,387                (358,896)
                                                                           ---------------------------------------

Net realized loss on investments                                                (7,098,825)             (1,985,661)
Change in net unrealized appreciation/depreciation                               9,909,791               9,005,198
                                                                           ---------------------------------------
Net gain on investments                                                          2,810,966               7,019,537
                                                                           ---------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $     4,772,353        $      6,660,641
                                                                           =======================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                          INTERMEDIATE BOND    TENNESSEE TAX-FREE
                                                                              PORTFOLIO            PORTFOLIO
                                                                          ----------------------------------------
INTEREST INCOME:                                                          $      12,579,978       $      8,347,555
                                                                          ----------------------------------------

EXPENSES:
Management fee (Note 3)                                                           1,246,022                916,621
Administration fee (Note 4)                                                         336,547                247,488
Co-administration fee (Note 4)                                                      162,041                119,161
Fund accounting fee                                                                  53,872                 47,820
Custody fee                                                                          36,890                 22,916
Transfer agent fee                                                                   98,228                 73,426
Transfer agent out of pocket fee:
  Class I                                                                            11,034                  5,584
  Class A                                                                             5,879                      0
Blue sky fee                                                                         14,021                  1,538
Distribution fee
  Class B                                                                             1,847                 20,056
  Class C                                                                            15,061                 52,399
Shareholder servicing fee:
  Class A                                                                           128,873                 24,445
  Class C                                                                             5,020                 17,467
Trustees fee                                                                         11,278                  8,190
Audit & tax                                                                          27,668                 27,228
Legal                                                                                22,361                 15,836
Reports to shareholders                                                              15,380                 10,321
Miscellaneous                                                                        22,071                 19,387
                                                                          ----------------------------------------
  Total expenses before waiver                                                    2,214,093              1,629,883
Waiver of expenses (Note 5)                                                        (503,161)              (401,582)
                                                                          ----------------------------------------
  Net expenses                                                                    1,710,932              1,228,301
                                                                          ----------------------------------------

NET INVESTMENT INCOME                                                            10,869,046              7,119,254
                                                                          ----------------------------------------

Net realized gain on investments                                                  2,931,688                673,317
Change in net unrealized appreciation/depreciation                               18,718,131              4,345,890
                                                                          ----------------------------------------

Net gain on investments                                                          21,649,819              5,019,207
                                                                          ----------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                $      32,518,865       $     12,138,461
                                                                          ========================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                            U.S. GOVERNMENT        MUNICIPAL
                                                             MONEY MARKET         MONEY MARKET         CASH RESERVE
                                                               PORTFOLIO           PORTFOLIO             PORTFOLIO
                                                            --------------------------------------------------------
INTEREST INCOME:                                               $  2,149,861        $  1,229,366         $  4,430,732
                                                            --------------------------------------------------------

EXPENSES:
Management fee (Note 3)                                             176,438             115,063              351,419
Administration fee (Note 4)                                          67,861              44,255              135,161
Co-administration fee (Note 4)                                       67,861              44,255              135,161
Fund accounting fee                                                  19,001              12,391               37,845
Custody fee                                                          15,072              10,151               33,221
Transfer agent fee                                                   36,077              23,971               71,813
Transfer agent out of pocket fee:
     Class I                                                          4,980               1,761                4,452
     Class B                                                              -                   -                    9
     Class C                                                            288                 698               20,120
Blue sky fee                                                          6,606               4,889               35,053
Distribution fee:
     Class B                                                              -                   -                  334
     Class C                                                         35,086             113,055              960,445
Trustees fee                                                          6,822               4,036               11,322
Audit & tax                                                          24,181              12,932               39,732
Legal                                                                 9,983               5,824               15,210
Reports to shareholders                                               8,712               4,938               17,410
Registration fee                                                        451                   0                  946
Miscellaneous                                                        13,756              10,119               24,933
                                                            --------------------------------------------------------
     Total expenses before waiver                                   493,175             408,338            1,894,586
Waiver of expenses (Note 5)                                        (134,387)            (79,913)            (549,932)
                                                            --------------------------------------------------------
     Net expenses                                                   358,788             328,425            1,344,654
                                                            --------------------------------------------------------

NET INVESTMENT INCOME                                             1,791,073             900,941            3,086,078
                                                            --------------------------------------------------------

Net realized gain/(loss) on investments                                   0              (2,609)               1,440
                                                            --------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $  1,791,073        $    898,332         $  3,087,518
                                                            ========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[GRAPHIC]

STATEMENTS OF CHANGES IN NET ASSETS

                                                               CORE EQUITY                       CAPITAL APPRECIATION
                                                                PORTFOLIO                              PORTFOLIO
                                                  ----------------------------------------------------------------------------

                                                    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                   ENDED JUNE 30,      ENDED JUNE 30,      ENDED JUNE 30,      ENDED JUNE 30,
                                                        2003                2002                2003                2002
                                                  ----------------------------------------------------------------------------
OPERATIONS:
  Net investment income/(loss)                    $      1,961,387    $      2,596,281    $       (358,896)   $       (475,017)
  Net realized loss on investments                      (7,098,825)         (2,997,810)         (1,985,661)         (2,344,204)
  Change in net unrealized
    appreciation/depreciation                            9,909,791        (206,318,000)          9,005,198          (7,635,316)
                                                  ----------------------------------------------------------------------------
  Net increase/(decrease) in net assets
    from operations                                      4,772,353        (206,719,529)          6,660,641         (10,454,537)
                                                  ----------------------------------------------------------------------------

DISTRIBUTIONS:
From net investment income:
  Class I                                               (1,775,265)         (2,678,564)                  0                   0
  Class A                                                 (122,852)           (259,185)                  0                   0
  Class B                                                        0                   0                   0                   0
  Class C                                                        0                   0                   0                   0
From net realized gain:
  Class I                                                        0         (52,653,389)                  0                   0
  Class A                                                        0         (10,369,812)                  0                   0
  Class B                                                        0          (1,183,052)                  0                   0
  Class C                                                        0          (6,788,347)                  0                   0
                                                  ----------------------------------------------------------------------------
Net decrease in net assets
  from distributions                                    (1,898,117)        (73,932,349)                  0                   0
                                                  ----------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sales of shares                         60,523,606         188,854,474           8,597,749          12,637,426
  Reinvested dividends                                   1,143,196          47,131,112                   0                   0
  Cost of shares redeemed                             (173,401,093)       (186,963,432)         (5,646,983)         (9,541,294)
                                                  ----------------------------------------------------------------------------
  Net increase/(decrease) in net assets
    from share transactions                           (111,734,291)         49,022,154           2,950,766           3,096,132
                                                  ----------------------------------------------------------------------------

    Net increase/(decrease) in net assets             (108,860,055)       (231,629,724)          9,611,407          (7,358,405)

NET ASSETS:
  Beginning of period                                  726,093,373         957,723,097          44,033,496          51,391,901
                                                  ----------------------------------------------------------------------------

  End of period*                                  $    617,233,318    $    726,093,373    $     53,644,903    $     44,033,496
                                                  ============================================================================

*Includes undistributed
    net investment income of                      $        309,995    $          5,689    $              0    $              0

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           INTERMEDIATE BOND                      TENNESSEE TAX-FREE
                                                               PORTFOLIO                               PORTFOLIO
                                                  ---------------------------------------------------------------------------

                                                    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                   ENDED JUNE 30,      ENDED JUNE 30,      ENDED JUNE 30,      ENDED JUNE 30,
                                                        2003                2002                2003                2002
                                                  ----------------------------------------------------------------------------
OPERATIONS:
  Net investment income                           $     10,869,046    $     11,884,595    $      7,119,254    $      7,607,168
  Net realized gain on investments                       2,931,688           1,706,142             673,317             653,884
  Change in net unrealized
    appreciation/depreciation                           18,718,131           6,155,146           4,345,890           2,966,519
                                                  ----------------------------------------------------------------------------
  Net increase in net assets
    from operations                                     32,518,865          19,745,883          12,138,461          11,227,571
                                                  ----------------------------------------------------------------------------

DISTRIBUTIONS:
From net investment income:
  Class I                                               (8,646,237)         (9,499,850)         (6,427,078)         (6,857,371)
  Class A                                               (2,139,216)         (2,318,123)           (359,541)           (479,498)
  Class B                                                   (9,586)                  -             (92,243)            (24,014)
  Class C                                                  (74,007)            (66,622)           (240,392)           (246,285)
From net realized gain:
  Class I                                               (1,120,347)           (673,836)           (474,243)           (291,540)
  Class A                                                 (292,851)           (169,531)            (27,212)            (23,295)
  Class B                                                   (1,207)                  -              (8,267)             (1,222)
  Class C                                                  (11,124)             (5,807)            (20,817)            (11,892)
                                                  ----------------------------------------------------------------------------
Net decrease in net assets
  from distributions                                   (12,294,575)        (12,733,769)         (7,649,793)         (7,935,117)
                                                  ----------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sales of shares                        296,607,692          38,031,899          25,222,559          16,240,270
  Reinvested dividends                                   5,218,307           5,503,746             979,815             964,710
  Cost of shares redeemed                              (61,873,921)        (45,192,794)        (25,076,713)        (27,240,609)
                                                  ----------------------------------------------------------------------------
  Net increase/(decrease) in net assets
    from share transactions                            239,952,078          (1,657,149)          1,125,661         (10,035,629)
                                                  ----------------------------------------------------------------------------

    Net increase/(decrease)
      in net assets                                    260,176,368           5,354,965           5,614,329          (6,743,175)

NET ASSETS:
  Beginning of period                                  240,166,391         234,811,426         181,767,624         188,510,799
                                                  ----------------------------------------------------------------------------

  End of period*                                  $    500,342,759    $    240,166,391    $    187,381,953    $    181,767,624
                                                  ============================================================================

*Includes undistributed
    net investment income of                      $        835,399    $        709,573    $          8,179    $          7,483

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                    U.S. GOVERNMENT MONEY
                                                                                      MARKET PORTFOLIO
                                                                           --------------------------------------

                                                                             FOR THE YEAR          FOR THE YEAR
                                                                            ENDED JUNE 30,        ENDED JUNE 30,
                                                                                 2003                  2002
                                                                           --------------------------------------
OPERATIONS:
  Net investment income                                                    $      1,791,073      $      2,713,364
  Net realized loss on investments                                                        0                (1,243)
                                                                           --------------------------------------
  Net increase in net assets from
    operations                                                                    1,791,073             2,712,121
                                                                           --------------------------------------

DISTRIBUTIONS:
From net investment income
  Class I                                                                        (1,705,994)           (2,629,483)
  Class C                                                                           (85,079)              (83,988)
                                                                           --------------------------------------
Net decrease in net assets from
  distributions                                                                  (1,791,073)           (2,713,471)
                                                                           --------------------------------------

SHARE TRANSACTIONS AT NET ASSET VALUE
OF $1.00 PER SHARE (NOTE 2):
  Proceeds from sales of shares                                                 131,193,918           319,098,164
  Reinvested dividends                                                               82,129                76,365
  Cost of shares redeemed                                                      (136,193,759)         (266,418,451)
                                                                           --------------------------------------
  Net increase/(decrease) in net assets
    from share transactions                                                      (4,918,712)           52,756,078
                                                                           --------------------------------------

      Net increase/(decrease) in
        net assets                                                               (4,918,712)           52,754,728

NET ASSETS:
  Beginning of period                                                           136,827,098            84,072,370
                                                                           --------------------------------------

  End of period*                                                           $    131,908,386      $    136,827,098
                                                                           ======================================

*Includes undistributed net
  investment income of                                                     $            335      $            335

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                            MUNICIPAL MONEY                           CASH RESERVE
                                                            MARKET PORTFOLIO                            PORTFOLIO
                                                  ----------------------------------------------------------------------------

                                                    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                   ENDED JUNE 30,      ENDED JUNE 30,      ENDED JUNE 30,      ENDED JUNE 30,
                                                        2003                2002                2003                2002
                                                  ----------------------------------------------------------------------------
OPERATIONS:
  Net investment income                           $        900,941    $      1,281,743    $      3,086,078    $      6,276,877
  Net realized gain/(loss) on
    investments                                             (2,609)             (2,340)              1,440             (21,190)
                                                  ----------------------------------------------------------------------------
  Net increase in net assets from
    operations                                             898,332           1,279,403           3,087,518           6,255,687
                                                  ----------------------------------------------------------------------------

DISTRIBUTIONS:
From net investment income
  Class I                                                 (690,247)           (924,641)           (778,658)         (1,056,224)
  Class B                                                        -                   -                (102)                  -
  Class C                                                 (210,694)           (357,102)         (2,307,318)         (5,220,653)
                                                  ----------------------------------------------------------------------------
Net decrease in net assets from
  distributions                                           (900,941)         (1,281,743)         (3,086,078)         (6,276,877)
                                                  ----------------------------------------------------------------------------

SHARE TRANSACTIONS AT NET ASSET VALUE
  OF $1.00 PER SHARE (NOTE 2):
  Proceeds from sales of shares                        143,234,292         133,013,093         511,935,377       1,070,621,474
  Reinvested dividends                                     209,725             355,650           2,333,771           5,261,902
  Cost of shares redeemed                             (131,811,740)       (121,834,680)       (518,125,424)     (1,082,863,393)
                                                  ----------------------------------------------------------------------------
  Net increase/(decrease) in net
    assets from share transactions                      11,632,277          11,534,063          (3,856,276)         (6,980,017)
                                                  ----------------------------------------------------------------------------

    Net increase/(decrease) in
      net assets                                        11,629,668          11,531,723          (3,854,836)         (7,001,207)

NET ASSETS:
  Beginning of period                                   81,662,793          70,131,070         259,652,258         266,653,465
                                                  ----------------------------------------------------------------------------

  End of period*                                  $     93,292,461    $     81,662,793    $    255,797,422    $    259,652,258
                                                  ============================================================================

*Includes undistributed net
  investment income of                            $              0    $              0    $         13,234    $         13,234

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[GRAPHIC]

FINANCIAL HIGHLIGHTS

CORE EQUITY PORTFOLIO

                                                                         CLASS I

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003^           2002            2001            2000            1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $      15.74    $      21.87    $      25.33    $      26.26    $      21.56
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                         0.07            0.08            0.07            0.11            0.13
Net realized and unrealized gain/(loss)
  on investments                                              0.37           (4.52)           0.06            1.88            5.30
                                                      ----------------------------------------------------------------------------
Total from investment operations                              0.44           (4.44)           0.13            1.99            5.43
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                        (0.06)          (0.08)          (0.04)          (0.09)          (0.12)
Net realized gain                                                -           (1.61)          (3.55)          (2.83)          (0.61)
                                                      ----------------------------------------------------------------------------
Total distributions                                          (0.06)          (1.69)          (3.59)          (2.92)          (0.73)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $      16.12    $      15.74    $      21.87    $      25.33    $      26.26
                                                      ============================================================================

TOTAL RETURN+                                                 2.82%         (21.53)%         (0.70)%          8.15%          25.69%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $    470,855    $    541,058    $    716,068    $    790,050    $    790,985
Ratio of expenses to average daily net assets(1)              0.98%           0.94%           0.97%           0.87%           0.80%
Ratio of net investment income to average net assets          0.47%           0.44%           0.31%           0.44%           0.57%
Portfolio turnover rate                                         22%             38%             26%             28%             21%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  0.98%           0.94%           0.97%           0.95%           0.95%

                                                                         CLASS A

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003^           2002            2001            2000            1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $      15.73    $      21.85    $      25.33    $      26.30    $      21.58
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                         0.03            0.04            0.01            0.03            0.06
Net realized and unrealized gain/(loss)
  on investments                                              0.37           (4.51)           0.06            1.88            5.31
                                                      ----------------------------------------------------------------------------
Total from investment operations                              0.40           (4.47)           0.07            1.91            5.37
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                        (0.02)          (0.04)              -           (0.05)          (0.04)
Net realized gain                                                -           (1.61)          (3.55)          (2.83)          (0.61)
                                                      ----------------------------------------------------------------------------
Total distributions                                          (0.02)          (1.65)          (3.55)          (2.88)          (0.65)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $      16.11    $      15.73    $      21.85    $      25.33    $      26.30
                                                      ============================================================================

TOTAL RETURN+*                                                2.58%         (21.73)%         (0.95)%          7.80%          25.33%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $     79,265    $    105,294    $    134,604    $    101,907    $     82,896
Ratio of expenses to average daily net assets(1)              1.24%           1.19%           1.23%           1.18%           1.10%
Ratio of net investment income to average net assets          0.21%           0.20%           0.05%           0.13%           0.28%
Portfolio turnover rate                                         22%             38%             26%             28%             21%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  1.24%           1.19%           1.23%           1.25%           1.25%

*   Class A total return does not include the one-time front-end sales charge.
+ Total return would have been lower had various fees not been waived during the period.
^ Per share amounts calculated based on the average shares outstanding during the period.

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         CLASS B

                                                                       FOR THE YEAR ENDED JUNE 30,
                                                          2003^           2002            2001           2000**
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $      15.35    $      21.49    $      25.13    $      25.83
                                                      ------------------------------------------------------------
Income from investment operations:
Net investment loss                                          (0.08)          (0.05)          (0.05)          (0.07)
Net realized and unrealized gain/(loss)
  on investments                                              0.35           (4.48)          (0.04)           2.20
                                                      ------------------------------------------------------------
Total from investment operations                              0.27           (4.53)          (0.09)           2.13
                                                      ------------------------------------------------------------
Distributions:
Net investment income                                            -               -               -               -
Net realized gain                                                -           (1.61)          (3.55)          (2.83)
                                                      ------------------------------------------------------------
Total distributions                                              -           (1.61)          (3.55)          (2.83)
                                                      ------------------------------------------------------------
Net asset value, end of period                        $      15.62    $      15.35    $      21.49    $      25.13
                                                      ============================================================

TOTAL RETURN+                                                 1.76%         (22.39)%         (1.65)%          8.72%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $     14,069    $     15,636    $     13,849    $      5,372
Ratio of expenses to average daily net assets(1)              2.01%           1.98%           1.99%           1.91%*
Ratio of net investment loss to average net assets           (0.56)%         (0.59)%         (0.71)%         (0.60)%*
Portfolio turnover rate                                         22%             38%             26%             28%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  2.01%           1.98%           1.99%           1.98%*

                                                                         CLASS C

                                                                              FOR THE YEAR ENDED JUNE 30,
                                                          2003^           2002            2001            2000            1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $      15.15    $      21.23    $      24.87    $      26.00    $      21.47
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                          (0.08)          (0.12)          (0.13)          (0.13)          (0.11)
Net realized and unrealized gain/(loss)
  on investments                                              0.34           (4.35)           0.04            1.83            5.25
                                                      ----------------------------------------------------------------------------
Total from investment operations                              0.26           (4.47)          (0.09)           1.70            5.14
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                            -               -               -               -               -
Net realized gain                                                -           (1.61)          (3.55)          (2.83)          (0.61)
                                                      ----------------------------------------------------------------------------
Total distributions                                              -           (1.61)          (3.55)          (2.83)          (0.61)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $      15.41    $      15.15    $      21.23    $      24.87    $      26.00
                                                      ============================================================================

TOTAL RETURN+                                                 1.72%         (22.38)%         (1.66)%          7.02%          24.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $     53,045    $     64,105    $     93,201    $    101,084    $     95,528
Ratio of expenses to average daily net assets(1)              1.98%           1.95%           1.96%           1.92%           1.88%
Ratio of net investment loss to average
    net assets                                               (0.53)%         (0.56)%         (0.69)%         (0.61)%         (0.50)%
Portfolio turnover rate                                         22%             38%             26%             28%             21%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  1.98%           1.95%           1.96%           2.00%           2.03%

*   Annualized
**  Class B commenced operations on August 3, 1999.
+ Total return would have been lower had various fees not been waived during the period.
#   Total returns for periods of less than one year are not annualized.
^ Per share amounts calculated based on the average shares outstanding during the period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPITAL APPRECIATION PORTFOLIO

                                                                         CLASS I

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003^           2002^           2001^           2000^           1999^
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $       8.03    $       9.98    $      14.47    $      10.25    $      10.74
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                          (0.06)          (0.09)          (0.05)          (0.09)          (0.09)
Net realized and unrealized gain/(loss) on
  investments                                                 1.17           (1.86)          (1.22)           4.31           (0.16)
                                                      ----------------------------------------------------------------------------
Total from investment operations                              1.11           (1.95)          (1.27)           4.22           (0.25)
                                                      ----------------------------------------------------------------------------
Distributions:
Net realized gain                                                -               -           (3.22)              -           (0.24)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $       9.14    $       8.03    $       9.98    $      14.47    $      10.25
                                                      ============================================================================

TOTAL RETURN+                                                13.82%         (19.54)%        (10.93)%         41.17%          (2.16)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $     49,572    $     39,175    $     44,746    $     46,042    $     33,803
Ratio of expenses to average daily net assets(1)              1.26%           1.46%           1.27%           1.19%           1.29%
Ratio of net investment loss to average net assets           (0.81)%         (1.01)%         (0.45)%         (0.77)%         (1.00)%
Portfolio turnover rate                                         67%            137%            130%            286%             47%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  1.26%           1.46%           1.27%           1.26%           1.44%

                                                                         CLASS A

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003^           2002^           2001^           2000^           1999^
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $       7.86    $       9.80    $      14.31    $      10.20    $      10.71
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                          (0.08)          (0.11)          (0.09)          (0.15)          (0.13)
Net realized and unrealized gain/(loss) on
  investments                                                 1.15           (1.83)          (1.20)           4.26           (0.14)
                                                      ----------------------------------------------------------------------------
Total from investment operations                              1.07           (1.94)          (1.29)           4.11           (0.27)
                                                      ----------------------------------------------------------------------------
Distributions:
Net realized gain                                                -               -           (3.22)              -           (0.24)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $       8.93    $       7.86    $       9.80    $      14.31    $      10.20
                                                      ============================================================================

TOTAL RETURN+*                                               13.61%         (19.80)%        (11.21)%         40.29%          (2.35)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $      3,083    $      3,879    $      5,150    $      3,883    $      2,051
Ratio of expenses to average daily net assets(1)              1.49%           1.76%           1.62%           1.63%           1.66%
Ratio of net investment loss to average net assets           (1.05)%         (1.32)%         (0.80)%         (1.21)%         (1.37)%
Portfolio turnover rate                                         67%            137%            130%            286%             47%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  1.49%           1.76%           1.62%           1.70%           1.81%

*   Class A total return does not include the one-time front-end sales charge.
^ Per share amounts calculated based on the average shares outstanding during the period.
+ Total return would have been lower had various fees not been waived during the period.

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         CLASS B

                                                                      FOR THE YEAR ENDED JUNE 30,
                                                          2003^           2002^           2001^          2000**
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $       7.84    $       9.86    $      14.49    $      10.06
                                                      ------------------------------------------------------------
Income from investment operations:
Net investment loss                                          (0.13)          (0.18)          (0.16)          (0.19)
Net realized and unrealized gain/(loss)
  on investments                                              1.13           (1.84)          (1.25)           4.62
                                                      ------------------------------------------------------------
Total from investment operations                              1.00           (2.02)          (1.41)           4.43
                                                      ------------------------------------------------------------
Distributions:
Net realized gain                                                -               -           (3.22)              -
                                                      ------------------------------------------------------------
Net asset value, end of period                        $       8.84    $       7.84    $       9.86    $      14.49
                                                      ============================================================

TOTAL RETURN+                                                12.76%         (20.49)%        (12.00)%         44.04%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $        508    $        515    $        737    $        175
Ratio of expenses to average daily net assets(1)              2.26%           2.62%           2.48%           2.46%*
Ratio of net investment loss to average net assets           (1.82)%         (2.17)%         (1.66)%         (2.04)%*
Portfolio turnover rate                                         67%            137%            130%            286%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  2.26%           2.62%           2.48%           2.52%*

                                                                         CLASS C

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003^           2002^           2001^           2000^           1999^
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $       7.51    $       9.43    $      14.02    $      10.04    $      10.64
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                          (0.12)          (0.18)          (0.19)          (0.25)          (0.19)
Net realized and unrealized gain/(loss) on
  investments                                                 1.08           (1.74)          (1.18)           4.23           (0.17)
                                                      ----------------------------------------------------------------------------
Total from investment operations                              0.96           (1.92)          (1.37)           3.98           (0.36)
                                                      ----------------------------------------------------------------------------
Distributions:
Net realized gain                                                -               -           (3.22)              -           (0.24)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $       8.47    $       7.51    $       9.43    $      14.02    $      10.04
                                                      ============================================================================

TOTAL RETURN+                                                12.78%         (20.36)%        (12.13)%         39.64%          (3.22)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $        482    $        463    $        758    $        634    $        392
Ratio of expenses to average daily net assets(1)              2.24%           2.63%           2.60%           2.50%           2.44%
Ratio of net investment loss to average net assets           (1.80)%         (2.18)%         (1.78)%         (2.09)%         (2.15)%
Portfolio turnover rate                                         67%            137%            130%            286%             47%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  2.24%           2.63%           2.60%           2.57%           2.59%

*   Annualized.
**  Class B commenced operations on August 3, 1999.
+ Total return would have been lower had various fees not been waived during the period.
#   Total returns for periods of less than one year are not annualized.
^ Per share amounts calculated based on the average shares outstanding during the period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INTERMEDIATE BOND PORTFOLIO

                                                                         CLASS I

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003            2002            2001            2000            1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $      10.39    $      10.10    $       9.59    $       9.78    $      10.02
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                         0.45            0.52            0.55            0.56            0.58
Net realized and unrealized gain/(loss)
  on investments                                              0.50            0.33            0.50           (0.19)          (0.22)
                                                      ----------------------------------------------------------------------------
Total from investment operations                              0.95            0.85            1.05            0.37            0.36
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                        (0.47)          (0.52)          (0.55)          (0.56)          (0.58)
Net realized gain                                            (0.06)          (0.04)              -               -           (0.02)
                                                      ----------------------------------------------------------------------------
Total distributions                                          (0.53)          (0.56)          (0.55)          (0.56)          (0.60)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $      10.81    $      10.39    $      10.10    $       9.59    $       9.78
                                                      ============================================================================

TOTAL RETURN+                                                 9.35%           8.59%          11.28%           3.97%           3.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $    443,511    $    188,425    $    188,381    $    202,385    $    219,298
Ratio of expenses to average daily net assets(1)              0.62%           0.62%           0.60%           0.46%           0.36%
Ratio of net investment income to average net assets          4.41%           5.08%           5.52%           5.86%           5.76%
Portfolio turnover rate                                         36%             61%             59%             22%             48%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  0.82%           0.82%           0.80%           0.81%           0.86%

                                                                         CLASS A

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003            2002            2001            2000            1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $      10.40    $      10.10    $       9.59    $       9.78    $      10.02
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                         0.44            0.50            0.52            0.53            0.55
Net realized and unrealized gain/(loss)
  on investments                                              0.48            0.34            0.51           (0.19)          (0.22)
                                                      ----------------------------------------------------------------------------
Total from investment operations                              0.92            0.84            1.03            0.34            0.33
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                        (0.44)          (0.50)          (0.52)          (0.53)          (0.55)
Net realized gain                                            (0.06)          (0.04)              -               -           (0.02)
                                                      ----------------------------------------------------------------------------
Total distributions                                          (0.50)          (0.54)          (0.52)          (0.53)          (0.57)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $      10.82    $      10.40    $      10.10    $       9.59    $       9.78
                                                      ============================================================================

TOTAL RETURN+*                                                9.08%           8.43%          10.99%           3.66%           3.32%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $     52,686    $     50,032    $     45,098    $      7,485    $      3,057
Ratio of expenses to average daily net assets(1)              0.88%           0.87%           0.84%           0.75%           0.68%
Ratio of net investment income to average net assets          4.15%           4.83%           5.27%           5.57%           5.43%
Portfolio turnover rate                                         36%             61%             59%             22%             48%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  1.08%           1.07%           1.04%           1.11%           1.19%

*   Class A total return does not include the one-time front-end sales charge.
+ Total return would have been lower had various fees not been waived during the period.

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         CLASS B

                                                                               FOR THE PERIOD ENDED JUNE 30,
                                                                                         2003**
SELECTED PER-SHARE DATA
Net asset value, beginning of period                                                  $      10.55
                                                                                      ------------
Income from investment operations:
Net investment income                                                                         0.27
Net realized and unrealized gain
  on investments                                                                              0.33
                                                                                      ------------
Total from investment operations                                                              0.60
                                                                                      ------------
Distributions:
Net investment income                                                                        (0.27)
Net realized gain                                                                            (0.06)
                                                                                      ------------
Total distributions                                                                          (0.33)
                                                                                      ------------
Net asset value, end of period                                                        $      10.82
                                                                                      ============

TOTAL RETURN+                                                                                 5.75%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                 $        678
Ratio of expenses to average daily net assets(1)                                              1.31%*
Ratio of net investment income to average net assets                                          3.72%*
Portfolio turnover rate                                                                         36%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                                                  1.51%*

                                                                         CLASS C

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003            2002            2001            2000            1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $      10.40    $      10.10    $       9.59    $       9.77    $      10.02
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                         0.38            0.44            0.47            0.48            0.49
Net realized and unrealized gain/(loss)
  on investments                                              0.49            0.34            0.51           (0.18)          (0.23)
                                                      ----------------------------------------------------------------------------
Total from investment operations                              0.87            0.78            0.98            0.30            0.26
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                        (0.39)          (0.44)          (0.47)          (0.48)          (0.49)
Net realized gain                                            (0.06)          (0.04)              -               -           (0.02)
                                                      ----------------------------------------------------------------------------
Total distributions                                          (0.45)          (0.48)          (0.47)          (0.48)          (0.51)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $      10.82    $      10.40    $      10.10    $       9.59    $       9.77
                                                      ============================================================================

TOTAL RETURN+                                                 8.54%           7.81%          10.38%           3.16%           2.58%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $      3,468    $      1,710    $      1,333    $      1,269    $      1,097
Ratio of expenses to average daily net assets(1)              1.37%           1.44%           1.42%           1.35%           1.22%
Ratio of net investment income to average net assets          3.66%           4.25%           4.70%           4.97%           4.90%
Portfolio turnover rate                                         36%             61%             59%             22%             48%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  1.82%           1.89%           1.86%           1.95%           1.92%

*   Annualized.
**  Class B commenced operations on October 28, 2002.
+ Total return would have been lower had various fees not been waived during the period.
#   Total returns for periods of less than one year are not annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

TENNESSEE TAX-FREE PORTFOLIO

                                                                         CLASS I

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003            2002            2001            2000            1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $      10.47    $      10.28    $       9.89    $      10.08    $      10.31
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                         0.42            0.43            0.44            0.45            0.46
Net realized and unrealized gain/(loss) on
  investments                                                 0.29            0.21            0.39           (0.18)          (0.20)
                                                      ----------------------------------------------------------------------------
Total from investment operations                              0.71            0.64            0.83            0.27            0.26
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                        (0.42)          (0.43)          (0.44)          (0.45)          (0.46)
Net realized gain                                            (0.03)          (0.02)              -           (0.01)          (0.03)
                                                      ----------------------------------------------------------------------------
Total distributions                                          (0.45)          (0.45)          (0.44)          (0.46)          (0.49)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $      10.73    $      10.47    $      10.28    $       9.89    $      10.08
                                                      ============================================================================

TOTAL RETURN+                                                 6.89%           6.34%           8.49%           2.83%           2.54%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $    163,440    $    164,437    $    168,940    $    172,620    $    185,445
Ratio of expenses to average daily net assets (1)             0.63%           0.64%           0.62%           0.45%           0.36%
Ratio of net investment income to average net assets          3.93%           4.14%           4.29%           4.57%           4.49%
Portfolio turnover rate                                         19%              8%             13%              6%             31%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  0.83%           0.84%           0.82%           0.81%           0.86%

                                                                         CLASS A

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003            2002            2001            2000            1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $      10.49    $      10.31    $       9.92    $      10.11    $      10.34
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                         0.39            0.40            0.41            0.44            0.46
Net realized and unrealized gain/(loss) on
  investments                                                 0.29            0.20            0.39           (0.18)          (0.20)
                                                      ----------------------------------------------------------------------------
Total from investment operations                              0.68            0.60            0.80            0.26            0.26
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                        (0.39)          (0.40)          (0.41)          (0.44)          (0.46)
Net realized gain                                            (0.03)          (0.02)              -           (0.01)          (0.03)
                                                      ----------------------------------------------------------------------------
Total distributions                                          (0.42)          (0.42)          (0.41)          (0.45)          (0.49)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $      10.75    $      10.49    $      10.31    $       9.92    $      10.11
                                                      ============================================================================

TOTAL RETURN+*                                                6.62%           5.98%           8.20%           2.70%           2.46%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $     11,661    $      9,252    $     12,836    $     10,580    $     13,227
Ratio of expenses to average daily net assets (1)             0.87%           0.88%           0.87%           0.58%           0.44%
Ratio of net investment income to average net assets          3.68%           3.90%           4.04%           4.44%           4.41%
Portfolio turnover rate                                         19%              8%             13%              6%             31%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  1.07%           1.08%           1.08%           1.09%^          1.13%^

* Class A total return does not include the one-time front-end sales charge. + Total return would have been lower had various fees not been waived during the period.
^ These ratios were previously reported net of the shareholder servicing fee waiver.

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         CLASS B

                                                                      FOR THE YEAR ENDED JUNE 30,
                                                          2003            2002            2001           2000**
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $      10.47    $      10.29    $       9.90    $      10.09
                                                      ------------------------------------------------------------
Income from investment operations:
Net investment income                                         0.34            0.35            0.36            0.34
Net realized and unrealized gain/(loss)
  on investments                                              0.29            0.20            0.39           (0.18)
                                                      ------------------------------------------------------------
Total from investment operations                              0.63            0.55            0.75            0.16
                                                      ------------------------------------------------------------
Distributions:
Net investment income                                        (0.34)          (0.35)          (0.36)          (0.34)
Net realized gain                                            (0.03)          (0.02)              -           (0.01)
                                                      ------------------------------------------------------------
Total distributions                                          (0.37)          (0.37)          (0.36)          (0.35)
                                                      ------------------------------------------------------------
Net asset value, end of period                        $      10.73    $      10.47    $      10.29    $       9.90
                                                      ============================================================

TOTAL RETURN+                                                 6.15%           5.46%           7.72%           1.69%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $      4,673    $      1,090    $        309    $        200
Ratio of expenses to average daily
  net assets (1)                                              1.32%           1.37%           1.33%           1.16%*
Ratio of net investment income to average net assets          3.23%           3.41%           3.58%           3.86%*
Portfolio turnover rate                                         19%              8%             13%              6%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  1.52%           1.57%           1.53%           1.52%*

                                                                         CLASS C

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003            2002            2001            2000            1999
SELECTED PER-SHARE DATA
Net asset value, beginning of period                  $      10.48    $      10.29    $       9.90    $      10.09    $      10.32
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                         0.37            0.38            0.38            0.40            0.42
Net realized and unrealized gain/(loss) on
  investments                                                 0.29            0.21            0.39           (0.18)          (0.20)
                                                      ----------------------------------------------------------------------------
Total from investment operations                              0.66            0.59            0.77            0.22            0.22
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                        (0.37)          (0.38)          (0.38)          (0.40)          (0.42)
Net realized gain                                            (0.03)          (0.02)              -           (0.01)          (0.03)
                                                      ----------------------------------------------------------------------------
Total distributions                                          (0.40)          (0.40)          (0.38)          (0.41)          (0.45)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $      10.74    $      10.48    $      10.29    $       9.90    $      10.09
                                                      ============================================================================

TOTAL RETURN+                                                 6.37%           5.81%           7.89%           2.29%           2.13%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $      7,608    $      6,989    $      6,426    $      8,969    $     17,378
Ratio of expenses to average daily net assets (1)             1.12%           1.14%           1.17%           0.96%           0.75%
Ratio of net investment income to average net assets          3.43%           3.65%           3.74%           4.06%           4.10%
Portfolio turnover rate                                         19%              8%             13%              6%             31%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  1.82%           1.84%           1.87%           1.84%^          1.90%^

*   Annualized.
**  Class B commenced operations on August 3, 1999.
+ Total return would have been lower had various fees not been waived during the period.
#   Total returns for periods of less than one year are not annualized.
^ These ratios were previously reported net of the shareholder servicing fee waiver.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                                                                         CLASS I

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003            2002            2001            2000            1999
SELECTED PER - SHARE DATA
Net asset value, beginning of period                  $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        0.013           0.024           0.057           0.053           0.047
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                       (0.013)         (0.024)         (0.057)         (0.053)         (0.047)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ============================================================================

TOTAL RETURN+                                                 1.34%           2.42%           5.85%           5.48%           4.81%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $    124,310    $    128,530    $     81,572    $     81,992    $     94,079
Ratio of expenses to average net assets (1)                   0.25%           0.25%           0.23%           0.28%           0.39%
Ratio of net investment income to average net assets          1.33%           2.27%           5.74%           5.35%           4.71%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  0.34%           0.32%           0.40%           0.45%           0.56%

                                                                         CLASS C

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003            2002            2001            2000            1999
SELECTED PER - SHARE DATA
Net asset value, beginning of period                  $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        0.011           0.021           0.055           0.050           0.043
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                       (0.011)         (0.021)         (0.055)         (0.050)         (0.043)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ============================================================================

TOTAL RETURN+                                                 1.08%           2.17%           5.59%           5.15%           4.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $      7,598    $      8,297    $      2,500    $      3,435    $      1,674
Ratio of expenses to average net assets (1)                   0.50%           0.50%           0.48%           0.59%           0.73%
Ratio of net investment income to average net assets          1.08%           2.02%           5.49%           5.04%           4.37%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  0.79%           0.77%           0.85%           0.97%^          1.10%^

+ Total return would have been lower had various fees not been waived during the period.
^   These ratios were previously reported net of the 12b-1 waiver.

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MUNICIPAL MONEY MARKET PORTFOLIO

                                                                         CLASS I

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003            2002            2001            2000            1999
SELECTED PER - SHARE DATA
Net asset value, beginning of period                  $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        0.011           0.017           0.036           0.035           0.029
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                       (0.011)         (0.017)         (0.036)         (0.035)         (0.029)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ============================================================================

TOTAL RETURN+                                                 1.10%           1.69%           3.66%           3.56%           2.92%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $     67,516    $     57,482    $     47,665    $     44,535    $     56,438
Ratio of expenses to average net assets (1)                   0.30%           0.25%           0.28%           0.27%           0.33%
Ratio of net investment income to average net assets          1.09%           1.65%           3.53%           3.48%           2.87%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  0.33%           0.31%           0.46%           0.45%           0.50%

                                                                         CLASS C

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003            2002            2001            2000           1999
SELECTED PER - SHARE DATA
Net asset value, beginning of period                  $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        0.008           0.014           0.033           0.032           0.025
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                       (0.008)         (0.014)         (0.033)         (0.032)         (0.025)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ============================================================================

TOTAL RETURN+                                                 0.85%           1.44%           3.37%           3.24%           2.56%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $     25,777    $     24,181    $     22,466    $      5,527    $      5,333
Ratio of expenses to average net assets (1)                   0.55%           0.50%           0.55%           0.58%           0.68%
Ratio of net investment income to average net assets          0.84%           1.40%           3.26%           3.17%           2.52%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  0.78%           0.76%           0.93%           0.96%^          1.06%^

+ Total return would have been lower had various fees not been waived during the period.
^   These ratios were previously reported net of the 12b-1 waiver.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CASH RESERVE PORTFOLIO

                                                                         CLASS I

                                                                              FOR THE YEAR ENDED JUNE 30,
                                                          2003            2002            2001             2000            1999
SELECTED PER - SHARE DATA
Net asset value, beginning of period                  $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        0.013           0.024           0.058           0.054           0.048
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                       (0.013)         (0.024)         (0.058)         (0.054)         (0.048)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ============================================================================

TOTAL RETURN+                                                 1.33%           2.44%           5.92%           5.56%           4.94%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $     46,717    $     47,402    $     35,453    $     32,028    $     29,351
Ratio of expenses to average net assets (1)                   0.30%           0.25%           0.27%           0.31%           0.39%
Ratio of net investment income to average net assets          1.34%           2.36%           5.51%           5.55%           4.84%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  0.34%           0.31%           0.45%           0.48%           0.56%

                                                                         CLASS B

                                                               FOR THE PERIOD ENDED JUNE 30,
                                                                         2003**
SELECTED PER - SHARE DATA
Net asset value, beginning of period                                  $       1.00
                                                                      ------------
Income from investment operations:
Net investment income                                                        0.002
                                                                      ------------
Distributions:
Net investment income                                                       (0.002)
                                                                      ------------
Net asset value, end of period                                        $       1.00
                                                                      ============

TOTAL RETURN+                                                                 0.21%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                 $         18
Ratio of expenses to average net assets (1)                                   1.14%*
Ratio of net investment income to average net assets                          0.50%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                                  1.36%*

*   Annualized.
**  Class B commenced operations on October 28, 2002.
+ Total return would have been lower had various fees not been waived during the period.
#   Total returns for periods less than one year are not annualized.

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                         CLASS C

                                                                               FOR THE YEAR ENDED JUNE 30,
                                                          2003            2002            2001            2000            1999
SELECTED PER - SHARE DATA
Net asset value, beginning of period                  $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ----------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        0.011           0.022           0.055           0.053           0.046
                                                      ----------------------------------------------------------------------------
Distributions:
Net investment income                                       (0.011)         (0.022)         (0.055)         (0.053)         (0.046)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period                        $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                                      ============================================================================

TOTAL RETURN+                                                 1.08%           2.19%           5.65%           5.38%           4.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $    209,062    $    212,250    $    231,201    $    107,154    $     62,961
Ratio of expenses to average net assets (1)                   0.55%           0.50%           0.52%           0.55%           0.66%
Ratio of net investment income to average net assets          1.09%           2.11%           5.26%           5.30%           4.58%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  0.79%           0.76%           0.90%           0.93%^          1.03%^

+ Total return would have been lower had various fees not been waived during the period.
^   These ratios were previously reported net of the 12b-1 waiver.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

[GRAPHIC]

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

First Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003.

The Trust currently has seven active investment portfolios (each referred to as a "Portfolio"). The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The U.S. Government Money Market and Municipal Money Market Portfolios may offer three classes of shares (Classes I,A and C) and the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free and Cash Reserve Portfolios may offer four classes of shares (Classes I,A, B and C). As of June 30, 2003, Class A shares have not been issued for the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios ("Money Market Portfolios"). Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution and shareholder service expenses. Each class has exclusive voting rights with respect to its Distribution Plans and Shareholder Servicing Plans. Income, expenses (other than expenses incurred under each Class Distribution and Service Plan and other class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon their relative net assets.

The following summarizes the significant accounting policies for the Trust.

SECURITY VALUATION:

CORE EQUITY, CAPITAL APPRECIATION, INTERMEDIATE BOND AND TENNESSEE TAX-FREE
PORTFOLIOS: Securities held in the Core Equity and Capital Appreciation Portfolios for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Securities held in the Intermediate Bond and Tennessee Tax-Free Portfolios are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued using dealer-supplied valuations or at the fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term fixed-income securities maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET PORTFOLIOS: Each of the Money Market Portfolios values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Portfolio must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: Each Portfolio, through its custodian, receives delivery of underlying securities, whose market value, including interest, is required to be at least equal to 102% of the resale price. The Trust's advisers are responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price.

SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS: Delivery and payment for securities that have been purchased by the portfolios on a when-issued basis can take place a month or more after the trade date. Normally, the settlement date occurs within six months after the trade date; however, the portfolios may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The portfolios maintain segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the portfolio's net asset value to the extent the portfolio makes such purchases while remaining substantially fully invested.

INCOME TAXES: As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each Portfolio is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Portfolios intend to comply with the provisions of the Internal Revenue Code.

INTEREST INCOME: Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Dividend income is recorded on the ex-dividend date.

EXPENSES: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based on average net assets.

DISTRIBUTIONS TO SHAREHOLDERS: For the Money Market Portfolios, Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio, distributions are declared daily and paid monthly from net investment income. Distributions for the Core Equity Portfolio are declared and paid quarterly. Distributions for the Capital Appreciation Portfolio are declared and paid annually. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes.

Income and capital gains to be distributed are determined in accordance with income tax regulations which may differ from income and gains reported under accounting principles generally accepted in the United States of America. Accordingly, for the fiscal year ended June 30, 2003, the effects of certain differences were reclassified. The Core Equity Portfolio increased undistributed net investment income and increased accumulated net realized loss on investments by $241,036. The Capital Appreciation Portfolio decreased paid in capital and decreased overdistributed net investment income by $358,896. The Intermediate Bond Portfolio increased undistributed net investment income and decreased accumulated net realized gain on investments by $125,826. The Tennessee Tax-Free Portfolio decreased paid in capital by $861, increased undistributed net investment income by $696, and increased accumulated net realized gain on investments by $165. Net assets of the portfolios were unaffected by the reclassifications and the calculation of net investment income per share in the Financial Highlights excludes these adjustments.

The tax character of the distributions paid by the Portfolios during the last two fiscal years ended June 30, 2003 and 2002, respectively, were as follows:

                                    CORE EQUITY         CAPITAL APPRECIATION      INTERMEDIATE BOND          TENNESSEE TAX-FREE
                                  2003         2002         2003     2002        2003          2002         2003          2002
                             -----------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income              $  1,898,117  $  2,937,749         -         -  $ 10,869,046  $ 11,884,595  $    27,017             -
Tax-Exempt Income                       -             -         -         -             -             -    7,092,237  $  7,607,168
Short-Term Capital Gain                 -    70,994,600         -         -       774,870       306,339            -             -
Long-Term Capital Gain                  -             -         -         -       650,659       542,835      530,539       327,949
                             -----------------------------------------------------------------------------------------------------
     TOTAL                   $  1,898,117  $ 73,932,349  $      -  $      -  $ 12,294,575  $ 12,733,769  $ 7,649,793  $  7,935,117
                             =====================================================================================================

                                   U.S. GOVERNMENT               MUNICIPAL
                                    MONEY MARKET                MONEY MARKET                CASH RESERVE
                                 2003          2002          2003          2002          2003          2002
                             ----------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income              $  1,791,073  $  2,713,471             -             -  $  3,086,078  $  6,276,877
Tax-Exempt Income                       -             -  $    900,941  $  1,281,743             -             -
Short-Term Capital Gain                 -             -             -             -             -             -
Long-Term Capital Gain                  -             -             -             -             -             -
                             ----------------------------------------------------------------------------------
     TOTAL                   $  1,791,073  $  2,713,471  $    900,941  $  1,281,743  $  3,086,078  $  6,276,877
                             ==================================================================================

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                                U.S. GOV'T  MUNICIPAL
                                   CORE           CAPITAL         INTERMEDIATE   TENNESSEE      MONEY       MONEY         CASH
                                   EQUITY         APPRECIATION    BOND           TAX-FREE       MARKET      MARKET        RESERVE
                                 -------------------------------------------------------------------------------------------------
Undistributed ordinary income    $     309,995   $           0   $     835,399  $       8,179  $      335           -   $   13,234
Accumulated net realized
  gain/(loss)                      (10,324,477)    (14,531,271)      2,279,985        591,712     (19,183) $   (9,238)     (19,750)
Net unrealized appreciation          6,377,026       7,930,133      26,726,280     12,255,914           -           -            -
                                 -------------------------------------------------------------------------------------------------
     TOTAL                       $  (3,637,456)  $  (6,601,138)  $  29,841,664  $  12,855,805  $  (18,848) $   (9,238)  $   (6,516)
                                 =================================================================================================

OTHER: Investment security transactions are accounted for as of trade date. Realized gains and losses from securities transactions are determined using the identified cost basis for both financial reporting and income tax purposes.

2.  SHARES OF BENEFICIAL INTEREST

                                                CORE EQUITY PORTFOLIO           CAPITAL APPRECIATION PORTFOLIO
                                          ---------------------------------------------------------------------
                                                 FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                      JUNE 30,                               JUNE 30,
                                               2003              2002               2003             2002
                                          ---------------------------------------------------------------------
Dollars issued and redeemed:
    Class I:
      Issued                              $    34,207,345   $    87,004,353   $     7,802,772   $    11,574,092
      Distributions reinvested                  1,025,408        29,478,864                 0                 0
      Redeemed                               (109,427,157)      (84,205,598)       (3,789,733)       (7,983,570)
                                          ---------------------------------------------------------------------
  Net increase/(decrease)                 $   (74,194,404)  $    32,277,619   $     4,013,039   $     3,590,522
                                          =====================================================================
    Class A:
      Issued                              $    23,168,197   $    87,475,935   $       472,397   $       888,394
      Distributions reinvested                    117,788        10,092,432                 0                 0
      Redeemed                                (48,504,956)      (85,323,859)       (1,447,464)       (1,153,260)
                                          ---------------------------------------------------------------------
  Net increase/(decrease)                 $   (25,218,971)  $    12,244,508   $      (975,067)  $      (264,866)
                                          =====================================================================
    Class B:
      Issued                              $     1,262,043   $     8,621,261   $       181,637   $       132,875
      Distributions reinvested                          0         1,076,652                 0                 0
      Redeemed                                 (2,839,038)       (2,575,438)         (234,023)         (208,572)
                                          ---------------------------------------------------------------------
  Net increase/(decrease)                 $    (1,576,995)  $     7,122,475   $       (52,386)  $       (75,697)
                                          =====================================================================
    Class C:
      Issued                              $     1,886,021   $     5,752,925   $       140,943   $        42,065
      Distributions reinvested                          0         6,483,164                 0                 0
      Redeemed                                (12,629,942)      (14,858,537)         (175,763)         (195,892)
                                          ---------------------------------------------------------------------
  Net decrease                            $   (10,743,921)  $    (2,622,448)  $       (34,820)  $      (153,827)
                                          =====================================================================

                                                CORE EQUITY PORTFOLIO          CAPITAL APPRECIATION PORTFOLIO
                                          ---------------------------------------------------------------------
                                                 FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                      JUNE 30,                              JUNE 30,
                                                2003               2002               2003             2002
                                          ---------------------------------------------------------------------
Shares issued and redeemed:
    Class I:
      Issued                                    2,337,674         4,575,839         1,043,941         1,315,759
      Distributions reinvested                     72,097         1,560,034                 0                 0
      Redeemed                                 (7,560,640)       (4,512,115)         (502,413)         (919,339)
                                          ---------------------------------------------------------------------
  Net increase/(decrease)                      (5,150,869)        1,623,758           541,528           396,420
                                          =====================================================================
    Class A:
      Issued                                    1,586,563         4,493,352            61,877           108,030
      Distributions reinvested                      8,293           533,855                 0                 0
      Redeemed                                 (3,369,544)       (4,491,320)         (210,298)         (139,827)
                                          ---------------------------------------------------------------------
  Net increase/(decrease)                      (1,774,688)          535,887          (148,421)          (31,797)
                                          =====================================================================
    Class B:
      Issued                                       87,722           452,732            22,902            15,881
      Distributions reinvested                          0            58,041                 0                 0
      Redeemed                                   (205,561)         (136,683)          (31,225)          (24,925)
                                          ---------------------------------------------------------------------
  Net increase/(decrease)                        (117,389)          374,090            (8,323)           (9,044)
                                          =====================================================================
    Class C:
      Issued                                      131,005           300,273            21,015             5,264
      Distributions reinvested                          0           354,271                 0                 0
      Redeemed                                   (920,792)         (813,838)          (25,861)          (23,935)
                                          ---------------------------------------------------------------------
  Net decrease                                   (789,787)         (159,294)           (4,846)          (18,671)
                                          =====================================================================

                                             INTERMEDIATE BOND PORTFOLIO        TENNESSEE TAX-FREE PORTFOLIO
                                          ---------------------------------------------------------------------
                                                 FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                      JUNE 30,                            JUNE 30,
                                                2003              2002              2003             2002
                                          ---------------------------------------------------------------------
Dollars issued and redeemed:
    Class I:
      Issued                              $   275,535,719   $    27,645,256   $    16,154,032   $    12,669,814
      Distributions reinvested                  2,893,703         3,166,047           372,520           281,818
      Redeemed                                (41,295,158)      (36,360,893)      (21,549,890)      (20,439,923)
                                          ---------------------------------------------------------------------
  Net increase/(decrease)                 $   237,134,264   $    (5,549,590)  $    (5,023,338)  $    (7,488,291)
                                          =====================================================================
    Class A:
      Issued                              $    18,228,314   $     9,699,061   $     3,596,629   $     1,537,048
      Distributions reinvested                  2,260,031         2,286,740           299,804           426,988
      Redeemed                                (19,960,929)       (8,429,571)       (1,721,902)       (5,728,277)
                                          ---------------------------------------------------------------------
  Net increase/(decrease)                 $       527,416   $     3,556,230   $     2,174,531   $    (3,764,241)
                                          =====================================================================
    Class B:
      Issued                              $       713,214                 -   $     3,666,891   $     1,182,814
      Distributions reinvested                      8,130                 -            64,500            18,831
      Redeemed                                    (51,690)                -          (202,212)         (432,204)
                                          ---------------------------------------------------------------------
  Net increase                            $       669,654                 -   $     3,529,179   $       769,441
                                          =====================================================================
    Class C:
      Issued                              $     2,130,445   $       687,582   $     1,805,007   $       850,594
      Distributions reinvested                     56,443            50,959           242,991           237,073
      Redeemed                                   (566,144)         (402,330)       (1,602,709)         (640,205)
                                          ---------------------------------------------------------------------
  Net increase                            $     1,620,744   $       336,211   $       445,289   $       447,462
                                          =====================================================================

                                             INTERMEDIATE BOND PORTFOLIO        TENNESSEE TAX-FREE PORTFOLIO
                                          ---------------------------------------------------------------------
                                                 FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                      JUNE 30,                            JUNE 30,
                                                2003              2002               2003             2002
                                          ---------------------------------------------------------------------
Shares issued and redeemed:
    Class I:
      Issued                                   26,482,764         2,686,462         1,520,946         1,222,003
      Distributions reinvested                    271,229           306,657            35,092            27,223
      Redeemed                                 (3,870,263)       (3,524,234)       (2,027,020)       (1,970,517)
                                          ---------------------------------------------------------------------
  Net increase/(decrease)                      22,883,730          (531,115)         (470,982)         (721,291)
                                          =====================================================================
    Class A:
      Issued                                    1,729,079           941,686           336,302           147,678
      Distributions reinvested                    211,748           221,476            28,184            41,067
      Redeemed                                 (1,882,778)         (816,751)         (161,721)         (552,365)
                                          ---------------------------------------------------------------------
  Net increase/(decrease)                          58,049           346,411           202,765          (363,620)
                                          =====================================================================
    Class B:
      Issued                                       66,772                 -           344,246           113,781
      Distributions reinvested                        758                 -             6,070             1,811
      Redeemed                                     (4,835)                -           (18,917)          (41,505)
                                          ---------------------------------------------------------------------
  Net increase                                     62,695                 -           331,399            74,087
                                          =====================================================================
    Class C:
      Issued                                      204,103            66,558           169,673            81,599
      Distributions reinvested                      5,290             4,936            22,873            22,829
      Redeemed                                    (53,402)          (39,058)         (150,911)          (61,791)
                                          ---------------------------------------------------------------------
  Net increase/(decrease)                         155,991           (32,436)           41,635            42,637
                                          =====================================================================

                                                          U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                                                          --------------------------------------
                                                                FOR THE YEAR ENDED JUNE30,
                                                                  2003              2002
                                                            ---------------------------------
Shares/Dollars issued and redeemed:
    Class I:
      Issued                                                $   108,063,608   $   297,161,378
      Distributions reinvested                                            3                 9
      Redeemed                                                 (112,283,640)     (250,202,353)
                                                            ---------------------------------
  Net increase/(decrease)                                   $    (4,220,029)  $    46,959,034
                                                            =================================
    Class C:
      Issued                                                $    23,129,310   $    21,936,786
      Distributions reinvested                                       82,126            76,356
      Redeemed                                                  (23,910,119)      (16,216,098)
                                                            ---------------------------------
  Net increase/(decrease)                                   $      (698,683)  $     5,797,044
                                                            =================================

                                          MUNICIPAL MONEY MARKET PORTFOLIO          CASH RESERVE PORTFOLIO
                                          ---------------------------------------------------------------------
                                                 FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                      JUNE 30,                            JUNE 30,
                                                2003             2002               2003             2002
                                          ---------------------------------------------------------------------
Shares/Dollars issued and redeemed:
    Class I:
      Issued                              $    77,678,265   $    67,682,528   $   146,955,464   $   353,573,731
      Distributions reinvested                          1                14            32,425            57,724
      Redeemed                                (67,642,285)      (57,864,501)     (147,673,655)     (341,678,460)
                                          ---------------------------------------------------------------------
  Net increase/(decrease)                 $    10,035,981   $     9,818,041   $      (685,766)  $    11,952,995
                                          =====================================================================
    Class B:
      Issued                              $             -   $             -   $       161,608   $             -
      Distributions reinvested                          -                 -                71                 -
      Redeemed                                          -                 -          (143,208)                -
                                          ---------------------------------------------------------------------
  Net increase                            $             -   $             -   $        18,471   $             -
                                          =====================================================================
    Class C:
      Issued                              $    65,556,027   $    65,330,565   $   364,818,305   $   717,047,743
      Distributions reinvested                    209,724           355,636         2,301,275         5,204,178
      Redeemed                                (64,169,455)      (63,970,179)     (370,308,561)     (741,184,933)
                                          ---------------------------------------------------------------------
  Net increase/(decrease)                 $     1,596,296   $     1,716,022   $    (3,188,981)  $   (18,933,012)
                                          =====================================================================

3.  INVESTMENT ADVISORY AND MANAGEMENT AND SUB-ADVISORY AGREEMENTS

For managing its investment and business affairs, the Core Equity Portfolio is obligated to pay First Tennessee Bank National Association ("First Tennessee") a monthly management fee at the annual rate of .65% of the Core Equity Portfolio's average net assets up to $1 billion and .60% of the Core Equity Portfolio's average net assets over $1 billion. The Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio are obligated to pay First Tennessee a monthly management fee at the annual rate of .50% of each portfolios average net assets up to $250 million and .45% of each portfolios average net assets over $250 million. Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to it and to each Portfolio.

First Tennessee and Delaware Management Company ("DMC") serve as Co-advisers of the Capital Appreciation Portfolio pursuant to the authority granted to them under their respective Co-Advisory Agreements with the Portfolio. The Capital Appreciation Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .15% of its average net assets. The Capital Appreciation Portfolio is obligated to pay DMC monthly management fees at the annual rate of .70% for the first $50 million of the Portfolio's average net assets and .65% on average net assets of the Portfolio in excess of $50 million. Information contained in this report prior to June 1, 2000, for the Capital Appreciation Portfolio reflects the operations of the Portfolio while Investment Advisers Inc. was co-adviser. DMC was approved as the Portfolio co-adviser at a special meeting of the shareholders of the Portfolio on May 17, 2000.

First Tennessee and BlackRock Institutional Management Corporation ("BIMC") serve as Co-advisers to the U.S. Government Money Market Portfolio, Municipal Money Market Portfolio, and the Cash Reserve Portfolio.

At a special meeting on June 1, 2001, shareholders of each of the Money Market Portfolios approved an Investment Advisory and Management Agreement between the Trust and First Tennessee, as co-adviser to the Money Market Portfolios, and a new Investment Advisory and Management Agreement between the Trust and BIMC, as investment adviser to the Money Market Portfolios effective July 1, 2001.

Each Money Market Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .05% of its average net assets. Each Money Market Portfolio is also obligated to pay BIMC monthly management fees at the annual rate of .08% of aggregate average monthly net assets of each portfolio up to $500 million, .06% of the next $500 million, and .05% on amounts greater than $1 billion.

For the Core Equity Portfolio, Highland Capital Management Corporation ("Highland") serves as the sub-adviser pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Highland is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Tennessee National Corporation. First Tennessee is obligated to pay Highland a monthly sub-advisory fee at the annual rate of .38% of the Core Equity Portfolio's average net assets up to $1 billion and .35% of the Core Equity Portfolio's average net assets over $1 billion.

For the Intermediate Bond and Tennessee Tax-Free Portfolios, Martin & Company, Inc. ("Martin"), serves as sub-adviser of each Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Martin is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Tennessee National Corporation. First Tennessee is obligated to pay Martin a monthly sub advisory fee at the annual rate of .30% of each Portfolio's average net assets up to $250 million and .27% of each Portfolio's average net assets over $250 million.

4.  ADMINISTRATOR, CO-ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc. ("ALPS") and ALPS Distributors, Inc. ("ADI") serve as Administrator and Distributor, respectively, for the Trust under separate Administration and General Distribution Agreements. ALPS' duties include providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. ALPS is entitled to receive administration fees from each of the Money Market Portfolios at the annual rate of .050% of average net assets and from the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios, at the annual rate of .135% of average net assets.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive co-administration fees from each of the Money Market Portfolios, at the annual rate of .050% of average net assets and from the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios, at the annual rate of .065% of average net assets.

The Trustees have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of Classes B and C of the Trust. Each Plan provides for payments to ADI at the annual rates up to the amounts listed below. The Trustees have also adopted Shareholder Servicing Plans on behalf of Classes A, B and C of the Portfolios indicated below, under which brokers/dealers, advisers or other financial institutions are paid at the annual rates up to the amounts shown in the table.

                                            CLASS A           CLASS B               CLASS C
                                            -------           -------               -------
                                          SHAREHOLDER                                      SHAREHOLDER
                                         SERVICING FEE       12b-1 FEE     12b-1 FEE      SERVICING FEE
-------------------------------------------------------------------------------------------------------
Core Equity                                  0.25%              1.00%         0.75%            0.25%
Capital Appreciation                         0.25%              1.00%         0.75%            0.25%
Intermediate Bond                            0.25%              0.70%         0.75%            0.25%
Tennessee Tax-Free                           0.25%              0.70%         0.75%            0.25%
U.S. Government Money Market                    -                  -          0.45%               -
Municipal Money Market                          -                  -          0.45%               -
Cash Reserve                                    -               1.00%         0.45%               -

5.  WAIVER OF EXPENSES

INTERMEDIATE BOND AND TENNESSEE TAX-FREE PORTFOLIOS:
For the year ended June 30, 2003, First Tennessee voluntarily agreed to waive its management fee for the Intermediate Bond and Tennessee Tax-Free Portfolios to .30% of each portfolio's average net assets.

For the year ended June 30, 2003, the 12b-1 fee charged by Class C of the Intermediate Bond and Tennessee Tax-Free Portfolios was waived to .50% of average net assets. Additionally, the shareholder servicing fee charged by Class C of the Tennessee Tax-Free Portfolio was waived to .00% of its average net assets.

Pursuant to these voluntary waivers, for the year ended June 30, 2003, fees waived for the Portfolios were as follows:

                                       INTERMEDIATE BOND         TENNESSEE TAX-FREE
     ------------------------------------------------------------------------------
     Management fees waived               $    498,141               $   366,648
     12b-1 fees waived                           5,020                    17,467
     Shareholder servicing fees waived               -                    17,467

MONEY MARKET PORTFOLIOS:
For the year ended, June 30, 2003, First Tennessee, as co-adviser and co-administrator, contractually agreed to waive its co-advisory and co-administration fees, to the extent necessary for Class I of the U.S. Government Money Market Portfolio to maintain a total expense ratio of no more than .25% of its average net assets, and Class I of the Municipal Money Market and Cash Reserve Portfolios to maintain a total expense ratio of no more than ..30% of their average net assets, respectively.

For the year ended, June 30, 2003, the 12b-1 fee charged by Class C of the U. S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios were limited to .25% of average net assets. Effective March 14, 2003, the 12b-1 fee charged by Class B of the Cash Reserve Portfolio was limited to .75% of average net assets.

Pursuant to these voluntary waivers, for the year ended, June 30, 2003, fees were waived for the Money Market Portfolios as follows:

                                            MANAGEMENT FEE  CO-ADMINISTRATION FEE  CLASS B 12b-1 FEE  CLASS C 12b-1 FEE
                                            --------------  ---------------------  -----------------  -----------------
U.S. Government Money Market                 $     67,857       $     50,936         $         -         $     15,594
Municipal Money Market                       $     29,666       $          -         $         -         $     50,247
Cash Reserve                                 $    118,377       $      4,629         $        61         $    426,926

6.  OTHER (UNAUDITED)

For the year ended June 30, 2003, 100% of the Core Equity Portfolio's dividends from investment income qualify for the corporate dividends received deduction. In addition, it is estimated that 100% of the Core Equity Portfolio's ordinary income distributions for the period January 1, 2003 to June 30, 2003 will meet the requirements for qualifying dividend income.

During the year ended June 30, 2003, 99.6% and 100% of the income dividends paid by the Tennessee Tax-Free and Municipal Money Market Portfolios, respectively, should be treated as tax-exempt dividends.

As of June 30, 2003, one shareholder (a related party) owned 27% of the Core Equity Portfolio, 60% of the Capital Appreciation Portfolio and 24% of the Intermediate Bond Portfolio. Additionally, as of June 30, 2003, one shareholder owned 16% of the Municipal Money Market Portfolio, and 61% of the Cash Reserve Portfolio.

Effective October 28, 2002, the Trustees of the Trust receive an annual fee of $9,000, with the exception of the Chairman of the Board of Trustees who receives $11,000 annually. Each Trustee also receives an additional fee for each Trustees' meeting attended. Prior to November 1, 2002, the Trustees of the Trust received an annual Trustees fee of $6,000, with the exception of the Chairman of the Board of Trustees who received $8,000 annually.

A special meeting of the shareholders of the Bond Portfolio was held on June 26, 2003, for the purpose of voting on a proposal to approve an Agreement and Plan of Reorganization providing for the exchange of all of the assets of the First Funds Bond Portfolio into the First Funds Intermediate Bond Portfolio. The proposal was passed by the required majority of shareholders of the Bond Portfolio. 23,355,137.735 shares were voted for the proposal, 11,959.030 shares were voted against the proposal and 1,294.783 shares abstained from voting.

A special meeting of First Funds shareholders was held on June 26, 2003, for the purposes of:

1. To elect a Board of Trustees;

2. To vote on an Amended and Restated Declaration of Trust with respect to the following:
   (a) Reorganizations;
   (b) Future Amendments;
   (c) Redemptions of First Funds' shares;
   (d) Custodians;
   (e) Advisory Agreements;
   (f) Termination or Reclassification of the Trust or a Fund; and
   (g) Other Changes.

3. To vote on an amendment to the fundamental investment policies and the redesignation of certain fundamental policies to non-fundamental policies for the Growth and Income Portfolio that eliminates dividend income as a component of the investment objective;

4. To vote on an amendment to the Distribution Plans for each class of a portfolio which has a Distribution Plan that allows for a defensive Rule 12b-1 plan; and

5. To vote on a Distribution Plan for class I and class A of each portfolio that allows for a defensive Rule 12b-1 plan.

Proposals passed by the required majority of shareholders are described in the following table. Proposals that were not passed by the required majority of shareholders were adjourned as noted in the table.

                                                    SHARES VOTED        SHARES VOTED               SHARES ABSTAINED
PROPOSAL                                            FOR PROPOSAL        AGAINST PROPOSAL           FROM VOTING
--------------------------------------------------------------------------------------------------------------------
1. TO ELECT A BOARD OF TRUSTEES
   a.  John A. Decell                               386,064,491.406                     0.000        5,816,105.752
   b.  Larry W. Papasan                             386,182,521.166                     0.000        5,698,075.992
   c.  Richard C. Rantzow                           386,101,759.166                     0.000        5,778,837.992
   d.  George P. Lewis                              386,204,588.621                     0.000        5,676,008.537
   e.  Charles Burkett                              386,297,201.145                     0.000        5,583,396.013

2. TO APPROVE AN AMENDED AND RESTATED
     DECLARATION OF TRUST FOR FIRST FUNDS; WITH
     RESPECT TO THE FOLLOWING:
   a.  Reorganization                               382,805,727.951             4,183,132.610        4,891,736.597
   b.  Future Amendments                            382,865,507.793             3,888,524.122        5,126,565.243
   c.  Redemptions of First Funds' shares           382,620,270.002             4,181,102.450        5,079,224.706
   d.  Custodians                                   382,839,711.488             4,206,903.976        4,833,981.694
   e.  Advisory Agreements                          381,074,011.143             5,567,889.994        5,238,696.021
   f.  Termination or Reclassification
        of the Trust or a Fund                      381,791,043.039             4,646,757.670        5,442,796.449

3. TO APPROVE AN AMENDMENT TO THE FUNDAMENTAL
     INVESTMENT POLICIES AND THE REDESIGNATION
     OF CERTAIN FUNDAMENTAL POLICIES TO NON-
     FUNDAMENTAL POLICIES FOR THE GROWTH
     AND INCOME PORTFOLIO                            31,267,077.305               174,442.579          172,054.016

4. TO APPROVE AN AMENDMENT TO THE DISTRIBUTION
     PLANS FOR EACH CLASS OF A PORTFOLIO WHICH
     HAS A DISTRIBUTION PLAN
   a.  Capital Appreciation - Class B                                     Adjourned to 8/1/03
   b.  Cash Reserve Portfolio - Class B                                 Permanently Adjourned
   c.  Growth and Income Portfolio - Class B                              Adjourned to 8/1/03
   d.  Intermediate Bond Portfolio - Class B             39,846.683                     0.000              506.000
   e.  Tennessee Tax-Free Portfolio - Class B           185,514.000                     0.000                0.000
   f.  Bond Portfolio - Class C                          63,415.227                11,959.030            2,442.682
   g.  Municipal Money Market Portfolio - Class C    11,800,349.390             1,506,283.980              107.570
   h.  Capital Appreciation Portfolio - Class C          32,485.022                 1,493.000              828.936
   i.  Cash Reserve Portfolio - Class C                                   Adjourned to 8/1/03
   j.  Growth and Income Portfolio - Class C                              Adjourned to 8/1/03
   k.  Intermediate Bond Portfolio - Class C            133,911.065                 5,462.367            2,409.080
   l.  Tennessee Tax-Free Portfolio - Class C           399,193.953                 6,444.255           22,813.739
   m.  U.S. Gov't Money Market Portfolio - Class C    3,886,237.740                38,895.480          181,411.430

5. TO APPROVE DISTRIBUTION PLANS FOR CLASS I AND
     CLASS A OF EACH PORTFOLIO
   a.  Bond Portfolio - Class I                      23,213,800.556                     0.000                0.000
   b.  Municipal Money Market Portfolio - Class I    46,788,258.700                     0.000          115,644.670
   c.  Capital Appreciation Portfolio - Class I       5,351,093.854                     0.000                0.000
   d.  Cash Reserve Portfolio - Class I              45,820,020.190                36,878.430                0.000
   e.  Growth and Income Portfolio - Class I         28,324,020.830                63,143.445                0.000
   f.  Intermediate Bond Portfolio - Class I         17,943,297.518                     0.000                0.000
   g.  Tennessee Tax-Free Portfolio - Class I        13,940,740.667                     0.000                0.000
   h.  U.S. Gov't Money Market Portfolio - Class I   109,591,354.890                    0.000                0.000
   i.  Bond Portfolio - Class A                                           Adjourned to 8/1/03
   j.  Capital Appreciation Portfolio - Class A                           Adjourned to 8/1/03
   k.  Growth and Income Portfolio - Class A                              Adjourned to 8/1/03
   l.  Intermediate Bond Portfolio - Class A                              Adjourned to 8/1/03
   m.  Tennessee Tax-Free Portfolio - Class A           477,273.996                11,947.919            5,021.709

7. TRUSTEES (UNAUDITED)

INDEPENDENT TRUSTEES

                                                   TERM OF OFFICE, LENGTH
                                                   OF TIME SERVED AND             PRINCIPAL OCCUPATION DURING THE PAST 5
                               POSITION(S) HELD    NUMBER OF PORTFOLIOS           YEARS** AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE            WITH TRUST          OVERSEEN                       TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
JOHN A. DECELL (67)            Trustee             John A. DeCell has been a      Mr. DeCell is the proprietor of DeCell &
                                                   Trustee since 1992 and         Company (real estate and business
1625 Broadway, Suite 2200                          oversees 7 portfolios.         consulting), and President of Capital
Denver, Colorado 80202                                                            Advisers, Inc. (real estate consulting
                                                                                  and asset management).

L. R. JALENAK, JR. (72)        Trustee             L.R. Jalenak, Jr. has been a   Mr. Jalenak was Chairman of the Board (1990 -1993
                                                   Trustee since 1992 and         (retired)), Cleo Inc. (manufacturer of
1625 Broadway, Suite 2200                          oversees 8 portfolios.         gift-related products), a Gibson Greetings
Denver, Colorado 80202                                                            Company. Mr. Jalenak is also a Director of
                                                                                  Perrigo Company (1988 - present), Lufkin
MR. JALENAK RETIRED 1/31/03.                                                      Industries (1990 - present), Dyersburg
                                                                                  Corporation (1990 - present), was President and
                                                                                  CEO (until 1990) of Cleo Inc., and was a
                                                                                  Director of Gibson Greetings, Inc. from 1983 to
                                                                                  1991.

LARRY W. PAPASAN (62)          Trustee             Larry W. Papasan has been      Mr. Papasan is Chairman of Smith & Nephew, Inc.
                                                   a Trustee since 1992 and       (orthopedic division). Mr. Papasan is a former
1625 Broadway, Suite 2200                          oversees 7 portfolios.         Director of First American National Bank of
Denver, Colorado 80202                                                            Memphis and The West Tennessee Board of First
                                                                                  American National Bank (1988 - 1991) and was
                                                                                  President of Memphis Light Gas and Water
                                                                                  Division of the City of Memphis (1984 - 1991).
                                                                                  Mr. Papasan is also a member of the Board of the
                                                                                  Plough Foundation, a non-profit trust.

RICHARD C. RANTZOW (64)        Chairman & Trustee  Richard  C. Rantzow  has       Mr. Rantzow was Vice President/Director, Ron
                                                   been Chairman and Trustee      Miller Associates, Inc. (manufacturer).
1625 Broadway, Suite 2200                          since 1992 and oversees 7      Mr. Rantzow was Managing Partner (until 1990)
Denver, Colorado 80202                             portfolios.                    of the Memphis office of Ernst & Young.

INTERESTED TRUSTEES

*GEORGE P. LEWIS (64)          Trustee             George P. Lewis has been a     Mr. Lewis is currently a director of
                                                   Trustee since 1999 and         Methodist Home Care and Methodist
1625 Broadway, Suite 2200                          oversees 7 portfolios.         Extended Care Hospital, a non-profit
Denver, Colorado 80202                                                            health care company. From 1976 until
                                                                                  October 1999, Mr. Lewis was Executive
                                                                                  Vice President and Manager of Money
                                                                                  Management Group of First Tennessee
                                                                                  Bank. During that time he was also a
                                                                                  director of certain First Tennessee
                                                                                  affiliates including Hickory Venture
                                                                                  Capital Corporation, a venture capital
                                                                                  company, and First Tennessee Brokerage, a
                                                                                  broker/dealer. He was also a director
                                                                                  for Martin & Company and Highland
                                                                                  Capital Management Corp., both
                                                                                  investment advisers and affiliates of
                                                                                  First Tennessee.

*CHARLES BURKETT (52)          Trustee             Charles Burkett has been a     Mr. Burkett is currently the President,
                                                   Trustee since June 2003 and    Memphis Financial Services, of First
1625 Broadway, Suite 2200                          oversees 7 portfolios.         Tennessee Bank. Mr. Burkett served as an
Denver, Colorado 80202                                                            Executive Vice President, Manager Affluent
                                                                                  Markets, First Tennessee Bank, from 1997 to
                                                                                  2001. Mr. Burkett is a director of certain First
                                                                                  Tennessee affiliates, including First Tennessee
                                                                                  Brokerage, a broker/dealer and Highland
                                                                                  Capital Management Corp. and Martin &
                                                                                  Company, both investment advisers and
                                                                                  affiliates of First Tennessee. Because
                                                                                  of his affiliation with First Tennessee,
                                                                                  Mr. Burkett is considered an "Interested"
                                                                                  Trustee of First Funds Trust.

*  Trustees deemed "interested persons" of the Trust for purposes of the 1940
   Act.
** Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

[GRAPHIC]

INVESTMENT ADVISER
Core Equity, Intermediate Bond, and Tennessee Tax-Free Portfolios

FIRST TENNESSEE BANK NATIONAL ASSOCIATION  - Memphis, Tennessee

CO-INVESTMENT ADVISERS
Capital Appreciation Portfolio

FIRST TENNESSEE BANK NATIONAL ASSOCIATION - Memphis, Tennessee

DELAWARE MANAGEMENT COMPANY - Philadelphia, Pennsylvania

CO-INVESTMENT ADVISERS
Money Market Portfolios

FIRST TENNESSEE BANK NATIONAL ASSOCIATION - Memphis, Tennessee

BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION - Wilmington, Delaware

SUB-ADVISER
Core Equity Portfolio

HIGHLAND CAPITAL MANAGEMENT CORP. - Memphis, Tennessee

SUB-ADVISER
Intermediate Bond and Tennessee Tax-Free Portfolios

MARTIN & COMPANY, INC. - Knoxville, Tennessee

ADMINISTRATOR & FUND ACCOUNTANT
ALPS MUTUAL FUNDS SERVICES, INC. - Denver, Colorado

DISTRIBUTOR
ALPS DISTRIBUTORS, INC. - Denver, Colorado

CO-ADMINISTRATOR
FIRST TENNESSEE BANK NATIONAL ASSOCIATION - Memphis, Tennessee

TRANSFER AND SHAREHOLDER SERVICING AGENT
BOSTON FINANCIAL DATA SERVICES - Boston, Massachusetts

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
Boston, Massachusetts

OFFICERS
JEREMY MAY, President & Treasurer
TRACI THELEN, Secretary

TRUSTEES
CHARLES BURKETT
JOHN A. DECELL
L.R. JALENAK, JR. *
GEORGE P. LEWIS
LARRY W. PAPASAN
RICHARD C. RANTZOW

*Retired January 31, 2003

This report has been prepared for First Funds shareholders and may be distributed to others only if preceded or accompanied by a prospectus.


FIRSTFUNDS
1625 BROADWAY
SUITE 2200
DENVER, CO 80202

800.442.1941
www.FirstFunds.com

[FIRST TENNESSEE LOGO]

Item 2.     CODE OF ETHICS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 3.     AUDIT COMMITTEE FINANCIAL EXPERT

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.  NOT APPLICABLE.

Item 6.     [RESERVED]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

N/A

Item 8.     [RESERVED]

Item 9.     CONTROLS AND PROCEDURES

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be effective to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.    EXHIBITS

(a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT and EX-99.906CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST FUNDS

By:    /s/George Lewis
       ---------------
       George Lewis
       President

Date:  September 3, 2003

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/George Lewis
       ---------------
       George Lewis
       President

Date:  September 3, 2003

By:    /s/Jeremy O. May
       ----------------
       Jeremy O. May
       Treasurer

Date:  September 3, 2003